FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Years Ended December 31, 2020 and 2019

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Merrill Lynch Life Variable Annuity Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Global Thematic Growth Class A Shares (1)	Invesco V.I. Value Opportunities Series I Shares (1)
AB Growth and Income Class A Shares (1)	Janus Henderson - Enterprise Service Shares (1)
AB International Value Class A Shares (1)	Janus Henderson - Forty Service Shares (1)
AB Large Cap Growth Class A Shares (1)	MFS® Growth Initial Class (1)
AB Small/Mid Cap Value Class A Shares (1)	PIMCO CommodityRealReturn® Strategy Administrative Class (1)
American Century VP Ultra® Class I Shares (1)	PIMCO Low Duration Administrative Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	PIMCO Real Return Administrative Class (1)
American Funds - Bond Class 2 Shares (1)	PIMCO Total Return Administrative Class (1)
American Funds - Growth Class 2 Shares (1)	Pioneer High Yield VCT Class II Shares (1)
American Funds - Growth-Income Class 2 Shares (1)	Pioneer Real Estate Shares VCT Class II Shares (1)
American Funds - International Class 2 Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)
BlackRock Advantage Large Cap Core V.I. Class I Shares (1)	TA BlackRock iShares Edge 40 Service Class (1)
BlackRock Advantage Large Cap Value V.I. Class I Shares (1)	TA International Growth Initial Class (1)
BlackRock Advantage U.S. Total Market V.I. Class I Shares (1)	TA Janus Balanced Service Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
BlackRock Capital Appreciation V.I. Class I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
BlackRock Equity Dividend V.I. Class I Shares (1)	TA Legg Mason Dynamic Allocation - Balanced Service Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA Legg Mason Dynamic Allocation - Growth Service Class (1)
BlackRock Government Money Market V.I. Class I Shares (1)	TA Managed Risk - Balanced ETF Service Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA Managed Risk - Conservative ETF Service Class (1)
BlackRock International V.I. Class I Shares (1)	TA Managed Risk - Growth ETF Service Class (1)
BlackRock Large Cap Focus Growth V.I. Class I Shares (1)	TA Market Participation Strategy Service Class (1)
BlackRock Managed Volatility V.I. Class I Shares (1)	TA Morgan Stanley Capital Growth Initial Class (2)
BlackRock S&P 500 Index V.I. Class I Shares (1)	TA Morgan Stanley Global Allocation Service Class (1)
BlackRock Total Return V.I. Class I Shares (1)	TA Multi-Managed Balanced Service Class (1)
BlackRock U.S. Government Bond V.I. Class I Shares (1)	TA PIMCO Tactical - Balanced Service Class (1)
Davis Value (1)	TA PIMCO Tactical - Conservative Service Class (1)
Eaton Vance VT Floating-Rate Income (1)	TA PIMCO Tactical - Growth Service Class (1)
Federated Hermes Kaufmann II Primary Shares (1)	TA QS Investors Active Asset Allocation - Conservative Service Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	TA QS Investors Active Asset Allocation - Moderate Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA QS Investors Active Asset Allocation - Moderate Growth Service Class (1)
Franklin Templeton Growth Class 2 Shares (1)	TA Small/Mid Cap Value Service Class (1)
Invesco Oppenheimer V.I. Main Street Series II Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Invesco V.I. American Franchise Series I Shares (1)	TA TS&W International Equity Service Class (1)
Invesco V.I. Comstock Series I Shares (1)	TA WMC US Growth Service Class (1)
Invesco V.I. Core Equity Series I Shares (1)	Wanger International (1)
Invesco V.I. International Growth Series I Shares (1)	Wanger USA (1)
Invesco V.I. Mid Cap Core Equity Series I Shares (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2020 and 2019
(2)	Statements of operations and changes in net assets for the year ended December 31, 2020 and the period November 1, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A since 2014.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Global Thematic Growth Class A Shares	197,883.509	$5,599,945	$8,390,261	$6	$8,390,267	449,856	$18.651019	$18.651019
AB Growth and Income Class A Shares	235,192.638	6,841,181	6,813,531	(1)	6,813,530	239,421	28.362151	28.673203
AB International Value Class A Shares	130,658.305	1,812,620	1,888,013	3	1,888,016	264,284	6.933660	7.429490
AB Large Cap Growth Class A Shares	1,449,930.029	66,228,058	111,775,106	7	111,775,113	1,673,424	25.748323	72.548147
AB Small/Mid Cap Value Class A Shares	240,916.158	4,273,250	4,189,532	(6)	4,189,526	143,330	28.249867	30.635603
American Century VP Ultra® Class I Shares	377,111.194	6,757,909	10,363,016	(3)	10,363,013	213,384	46.718099	50.821047
American Funds - Asset Allocation Class 2 Shares	496,746.210	10,548,812	13,019,718	25	13,019,743	474,273	26.087292	28.290251
American Funds - Bond Class 2 Shares	665,164.360	7,328,145	7,802,378	17	7,802,395	554,659	13.431334	14.565545
American Funds - Growth Class 2 Shares	357,432.902	26,043,655	42,595,279	(27)	42,595,252	793,251	51.421628	55.763199
American Funds - Growth-Income Class 2 Shares	361,924.035	16,944,750	19,782,768	8	19,782,776	615,990	30.696778	33.289180
American Funds - International Class 2 Shares	2,766,726.362	50,710,841	65,128,739	37	65,128,776	2,568,358	24.340888	26.396611
BlackRock Advantage Large Cap Core V.I. Class I Shares	5,135,945.108	148,849,599	153,513,399	(2)	153,513,397	1,800,578	33.734126	92.038444
BlackRock Advantage Large Cap Value V.I. Class I Shares	6,414,104.813	68,982,120	63,756,202	10	63,756,212	2,075,104	24.817895	31.639977
BlackRock Advantage U.S. Total Market V.I. Class I Shares	4,631,360.611	108,617,173	127,316,103	113	127,316,216	1,224,188	32.344458	111.285268
BlackRock Basic Value V.I. Class I Shares	12,294,673.343	174,257,716	166,961,664	(3)	166,961,661	3,037,091	23.521727	76.716848
BlackRock Capital Appreciation V.I. Class I Shares	14,554,607.413	124,631,342	150,640,187	40	150,640,227	3,975,808	29.735209	48.678672
BlackRock Equity Dividend V.I. Class I Shares	736,531.027	8,073,073	8,602,682	2	8,602,684	123,340	69.747648	69.747648
BlackRock Global Allocation V.I. Class I Shares	18,600,616.044	293,799,280	362,526,007	1	362,526,008	7,730,821	25.913131	56.295469
BlackRock Government Money Market V.I. Class I Shares	91,925,003.234	91,925,003	91,925,003	(260)	91,924,743	7,357,615	9.151461	13.297909
BlackRock High Yield V.I. Class I Shares	9,673,274.969	69,088,799	73,129,959	311,395	73,441,354	1,997,550	21.659351	47.897639
BlackRock International V.I. Class I Shares	5,042,218.835	50,273,071	71,952,463	38	71,952,501	2,673,041	20.304631	27.927544
BlackRock Large Cap Focus Growth V.I. Class I Shares	4,757,729.463	71,037,667	102,671,802	2	102,671,804	2,352,250	43.287040	52.178025
BlackRock Managed Volatility V.I. Class I Shares	586,101.079	7,619,598	7,742,395	(2)	7,742,393	286,172	27.055015	27.055015
BlackRock S&P 500 Index V.I. Class I Shares	5,665,120.428	120,538,139	154,544,485	6	154,544,491	3,235,441	25.193308	54.102590
BlackRock Total Return V.I. Class I Shares	9,392,309.522	111,798,801	116,464,638	203,605	116,668,243	5,496,313	14.645307	30.032552
BlackRock U.S. Government Bond V.I. Class I Shares	4,808,946.807	49,814,875	51,888,536	58,227	51,946,763	2,450,733	12.776910	22.846413
Davis Value	6,920,888.491	61,578,212	63,464,547	41	63,464,588	2,347,373	24.292181	30.765605
Eaton Vance VT Floating-Rate Income	359,242.498	3,293,523	3,243,960	(338)	3,243,622	225,922	13.805729	14.972256
Federated Hermes Kaufmann II Primary Shares	1,475,737.695	26,861,539	37,572,282	(20)	37,572,262	770,417	46.970421	50.938406
Federated Hermes Managed Volatility II Primary Shares	158,976.272	1,663,437	1,763,047	(1)	1,763,046	162,722	10.744665	10.873199
Franklin Templeton Foreign Class 2 Shares	114,757.712	1,569,396	1,523,982	2	1,523,984	96,770	15.102876	16.379342
Franklin Templeton Growth Class 2 Shares	163,738.733	1,955,734	1,828,962	1	1,828,963	104,480	16.929066	18.359208
Invesco Oppenheimer V.I. Main Street Series II Shares	23,456.710	651,406	691,973	-	691,973	22,276	29.722359	32.232814
Invesco V.I. American Franchise Series I Shares	265,670.686	14,045,660	23,671,258	8	23,671,266	760,998	19.471055	40.078356
Invesco V.I. Comstock Series I Shares	4,131,913.880	66,719,705	66,647,771	(6)	66,647,765	2,659,636	23.220130	25.661895
Invesco V.I. Core Equity Series I Shares	1,383,413.156	43,381,376	42,097,262	(21)	42,097,241	1,737,672	23.413522	24.260429
Invesco V.I. International Growth Series I Shares	164,046.374	5,716,131	6,975,252	41	6,975,293	388,307	17.243478	31.036554
Invesco V.I. Mid Cap Core Equity Series I Shares	253,090.537	2,980,700	2,675,167	(10)	2,675,157	107,153	24.055428	26.087430
Invesco V.I. Value Opportunities Series I Shares	33,275.695	200,543	187,009	1	187,010	10,200	17.553499	19.036263
Janus Henderson - Enterprise Service Shares	5,115.995	327,099	447,445	(20)	447,425	11,281	38.405879	41.151685
Janus Henderson - Forty Service Shares	150,502.814	5,439,971	7,970,629	(1)	7,970,628	176,748	43.950107	47.091931
MFS® Growth Initial Class	1,345,439.261	57,252,621	99,306,872	2	99,306,874	1,601,051	24.277285	71.784202
PIMCO CommodityRealReturn® Strategy Administrative Class	1,272,100.934	8,347,251	7,696,211	(1)	7,696,210	1,245,915	5.941754	6.443967

See accompanying notes.	2

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
PIMCO Low Duration Administrative Class	4,341,301.395	$44,619,290	$45,062,708	$(413)	$45,062,295	3,675,392	$11.857293	$12.704788
PIMCO Real Return Administrative Class	2,032,025.098	25,630,578	28,285,789	(446)	28,285,343	1,819,507	14.951406	16.214517
PIMCO Total Return Administrative Class	14,812,342.205	162,172,383	171,675,046	(600)	171,674,446	8,926,116	16.784818	22.352780
Pioneer High Yield VCT Class II Shares	269,806.623	2,497,053	2,474,127	(89)	2,474,038	130,278	18.214131	19.752714
Pioneer Real Estate Shares VCT Class II Shares	183,217.006	1,952,749	1,405,274	(21)	1,405,253	74,714	18.174206	19.376300
TA Aegon Sustainable Equity Income Service Class	2,627,456.908	51,381,997	46,322,065	(6)	46,322,059	3,439,902	13.243452	13.708715
TA BlackRock iShares Edge 40 Service Class	45,354.779	430,399	449,466	(2)	449,464	34,294	12.714680	13.555309
TA International Growth Initial Class	2,654,570.755	23,476,307	26,120,976	(12)	26,120,964	2,025,811	12.894076	12.894076
TA Janus Balanced Service Class	132,329.903	2,095,962	2,405,758	-	2,405,758	163,023	14.608522	14.886661
TA Janus Mid-Cap Growth Service Class	510,802.677	14,370,877	20,963,342	(10)	20,963,332	837,142	24.494436	25.621975
TA JPMorgan Enhanced Index Initial Class	50,332.576	1,034,858	1,211,505	(1)	1,211,504	78,583	15.255185	15.515047
TA Legg Mason Dynamic Allocation - Balanced Service Class	55,617.667	682,004	696,889	-	696,889	54,035	12.896941	12.896941
TA Legg Mason Dynamic Allocation - Growth Service Class	29,782.117	380,713	388,359	(1)	388,358	29,063	13.362413	13.362413
TA Managed Risk - Balanced ETF Service Class	352,000.912	4,207,454	4,547,852	(1)	4,547,851	319,816	14.220226	14.220226
TA Managed Risk - Conservative ETF Service Class	290,976.890	3,653,979	3,721,594	3	3,721,597	276,194	13.474584	13.474584
TA Managed Risk - Growth ETF Service Class	271,026.597	2,838,783	2,916,246	2	2,916,248	185,343	15.734354	15.734354
TA Market Participation Strategy Service Class	62,443.098	826,487	860,466	(17)	860,449	50,586	17.009636	17.009636
TA Morgan Stanley Capital Growth Initial Class	61,262.983	1,208,798	2,380,680	(1)	2,380,679	105,119	22.556362	22.688405
TA Morgan Stanley Global Allocation Service Class	12,763.492	182,034	217,107	-	217,107	16,372	13.260925	13.280890
TA Multi-Managed Balanced Service Class	24,264.085	361,584	403,269	(1)	403,268	28,822	13.869982	14.134095
TA PIMCO Tactical - Balanced Service Class	105,254.053	1,279,683	1,291,467	-	1,291,467	86,099	14.999824	14.999824
TA PIMCO Tactical - Conservative Service Class	121,137.697	1,426,446	1,491,205	-	1,491,205	101,984	14.622007	14.622007
TA PIMCO Tactical - Growth Service Class	32,135.139	370,804	380,801	1	380,802	24,275	15.686901	15.686901
TA QS Investors Active Asset Allocation - Conservative Service Class	339,182.849	3,603,030	3,781,889	-	3,781,889	288,967	13.087620	13.087620
TA QS Investors Active Asset Allocation - Moderate Service Class	303,881.790	3,545,380	3,494,641	1	3,494,642	266,843	13.096270	13.096270
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	137,402.653	1,486,443	1,481,201	-	1,481,201	113,895	13.005025	13.005025
TA Small/Mid Cap Value Service Class	1,780,221.619	30,495,639	33,058,715	11	33,058,726	1,399,631	22.891165	24.405074
TA T. Rowe Price Small Cap Initial Class	618,642.844	9,002,106	11,704,723	(4)	11,704,719	725,347	16.072210	16.345980
TA TS&W International Equity Service Class	203,131.590	2,678,077	2,896,656	1	2,896,657	262,571	10.932404	11.118709
TA WMC US Growth Service Class	1,013,648.747	28,503,477	42,928,024	1	42,928,025	1,286,454	32.325381	34.462618
Wanger International	941,792.276	22,399,859	26,398,437	13	26,398,450	1,436,353	17.753283	19.022444
Wanger USA	533,028.397	11,516,263	13,128,489	24	13,128,513	311,316	40.612451	44.043789

See accompanying notes.	3

Transamerica Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	AB Global Thematic Growth Class A Shares Subaccount	AB Growth and Income Class A Shares Subaccount	AB International Value Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	AB Small/ Mid Cap Value Class A Shares Subaccount
Net Assets as of December 31, 2018:	$6,458,469	$6,120,476	$1,658,224	$80,335,873	$3,928,634

Investment Income:
Reinvested Dividends	28,239	94,352	16,445	-	24,886
Investment Expense:
Mortality and Expense Risk and Administrative Charges	92,666	113,396	27,219	1,219,710	63,969

Net Investment Income (Loss)	(64,427)	(19,044)	(10,774)	(1,219,710)	(39,083)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	362,437	801,262	-	10,957,600	464,371
Realized Gain (Loss) on Investments	556,752	536,628	(7,504)	7,402,528	(74,028)

Net Realized Capital Gains (Losses) on Investments	919,189	1,337,890	(7,504)	18,360,128	390,343
Net Change in Unrealized Appreciation (Depreciation)	876,987	36,071	270,062	7,938,007	336,213

Net Gain (Loss) on Investment	1,796,176	1,373,961	262,558	26,298,135	726,556
Net Increase (Decrease) in Net Assets Resulting from Operations	1,731,749	1,354,917	251,784	25,078,425	687,473

Increase (Decrease) in Net Assets from Contract Transactions	(1,194,117)	176,123	(65,329)	(10,784,182)	(452,849)

Total Increase (Decrease) in Net Assets	537,632	1,531,040	186,455	14,294,243	234,624

Net Assets as of December 31, 2019:	$6,996,101	$7,651,516	$1,844,679	$94,630,116	$4,163,258

Investment Income:
Reinvested Dividends	46,594	101,828	32,135	-	38,522
Investment Expense:
Mortality and Expense Risk and Administrative Charges	95,401	100,417	24,629	1,338,226	54,668

Net Investment Income (Loss)	(48,807)	1,411	7,506	(1,338,226)	(16,146)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	654,263	344,530	-	7,530,803	176,331
Realized Gain (Loss) on Investments	462,722	478,128	(16,142)	8,624,438	(190,638)

Net Realized Capital Gains (Losses) on Investments	1,116,985	822,658	(16,142)	16,155,241	(14,307)
Net Change in Unrealized Appreciation (Depreciation)	1,290,008	(785,219)	71,822	14,292,449	176,841

Net Gain (Loss) on Investment	2,406,993	37,439	55,680	30,447,690	162,534

Net Increase (Decrease) in Net Assets Resulting from Operations	2,358,186	38,850	63,186	29,109,464	146,388

Increase (Decrease) in Net Assets from Contract Transactions	(964,020)	(876,836)	(19,849)	(11,964,467)	(120,120)

Total Increase (Decrease) in Net Assets	1,394,166	(837,986)	43,337	17,144,997	26,268

Net Assets as of December 31, 2020:	$8,390,267	$6,813,530	$1,888,016	$111,775,113	$4,189,526

See accompanying notes.
(1) See Footnote 1	4

Transamerica Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	American Century VP Ultra® Class I Shares	American Funds -Asset Allocation Class 2 Shares	American Funds -Bond Class 2 Shares	American Funds -Growth Class 2 Shares	American Funds -Growth- Income Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$7,558,916	$11,645,357	$6,643,514	$29,941,164	$17,380,057

Investment Income:
Reinvested Dividends	-	233,629	170,517	237,820	304,797
Investment Expense:
Mortality and Expense Risk and Administrative Charges	119,267	195,438	108,452	525,485	306,564

Net Investment Income (Loss)	(119,267)	38,191	62,065	(287,665)	(1,767)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	913,284	631,032	-	3,394,108	1,930,800
Realized Gain (Loss) on Investments	268,575	378,503	25,110	1,044,217	585,054

Net Realized Capital Gains (Losses) on Investments	1,181,859	1,009,535	25,110	4,438,325	2,515,854
Net Change in Unrealized Appreciation (Depreciation)	1,373,811	1,109,505	406,387	3,943,886	1,494,718

Net Gain (Loss) on Investment	2,555,670	2,119,040	431,497	8,382,211	4,010,572

Net Increase (Decrease) in Net Assets Resulting from Operations	2,436,403	2,157,231	493,562	8,094,546	4,008,805

Increase (Decrease) in Net Assets from Contract Transactions	(377,275)	(1,033,440)	(498,933)	(4,045,167)	(2,206,204)

Total Increase (Decrease) in Net Assets	2,059,128	1,123,791	(5,371)	4,049,379	1,802,601

Net Assets as of December 31, 2019:	$9,618,044	$12,769,148	$6,638,143	$33,990,543	$19,182,658

Investment Income:
Reinvested Dividends	-	200,979	153,988	112,321	242,549
Investment Expense:
Mortality and Expense Risk and Administrative Charges	130,880	191,656	115,013	576,377	288,917

Net Investment Income (Loss)	(130,880)	9,323	38,975	(464,056)	(46,368)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	917,654	56,116	63,753	848,580	471,857
Realized Gain (Loss) on Investments	1,052,812	215,438	99,267	2,184,788	328,466

Net Realized Capital Gains (Losses) on Investments	1,970,466	271,554	163,020	3,033,368	800,323
Net Change in Unrealized Appreciation (Depreciation)	1,843,276	898,399	320,354	12,326,627	1,319,708

Net Gain (Loss) on Investment	3,813,742	1,169,953	483,374	15,359,995	2,120,031

Net Increase (Decrease) in Net Assets Resulting from Operations	3,682,862	1,179,276	522,349	14,895,939	2,073,663

Increase (Decrease) in Net Assets from Contract Transactions	(2,937,893)	(928,681)	641,903	(6,291,230)	(1,473,545)

Total Increase (Decrease) in Net Assets	744,969	250,595	1,164,252	8,604,709	600,118

Net Assets as of December 31, 2020:	$10,363,013	$13,019,743	$7,802,395	$42,595,252	$19,782,776

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	American Funds - International Class 2 Shares	BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage Large Cap Value V.I. Class I Shares	BlackRock Advantage U.S. Total Market V.I. Class I Shares	BlackRock Basic Value V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$59,487,172	$132,202,845	$62,512,745	$107,451,752	$166,459,462

Investment Income:
Reinvested Dividends	895,105	1,937,259	1,333,076	1,950,984	4,099,733
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,028,684	1,943,770	916,120	1,574,610	2,422,929

Net Investment Income (Loss)	(133,579)	(6,511)	416,956	376,374	1,676,804

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,585,166	7,538,746	2,747,259	9,362,346	14,438,393
Realized Gain (Loss) on Investments	1,512,052	(2,186,449)	1,858,288	5,729,872	262,188

Net Realized Capital Gains (Losses) on Investments	3,097,218	5,352,297	4,605,547	15,092,218	14,700,581
Net Change in Unrealized Appreciation (Depreciation)	8,944,540	28,776,970	8,784,467	12,255,048	18,661,619

Net Gain (Loss) on Investment	12,041,758	34,129,267	13,390,014	27,347,266	33,362,200

Net Increase (Decrease) in Net Assets Resulting from Operations	11,908,179	34,122,756	13,806,970	27,723,640	35,039,004

Increase (Decrease) in Net Assets from Contract Transactions	(7,605,759)	(19,434,601)	(8,294,033)	(14,909,569)	(22,212,351)

Total Increase (Decrease) in Net Assets	4,302,420	14,688,155	5,512,937	12,814,071	12,826,653

Net Assets as of December 31, 2019:	$63,789,592	$146,891,000	$68,025,682	$120,265,823	$179,286,115

Investment Income:
Reinvested Dividends	390,858	1,570,946	999,637	1,313,425	3,601,625
Investment Expense:
Mortality and Expense Risk and Administrative Charges	964,784	1,877,904	804,876	1,546,217	2,089,811

Net Investment Income (Loss)	(573,926)	(306,958)	194,761	(232,792)	1,511,814

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	12,459,426	675,030	7,545,112	3,775,031
Realized Gain (Loss) on Investments	210,776	(1,720,685)	(2,472,443)	4,990,434	(3,419,025)

Net Realized Capital Gains (Losses) on Investments	210,776	10,738,741	(1,797,413)	12,535,546	356,006
Net Change in Unrealized Appreciation (Depreciation)	8,482,487	13,134,588	2,382,693	7,460,242	157,338

Net Gain (Loss) on Investment	8,693,263	23,873,329	585,280	19,995,788	513,344

Net Increase (Decrease) in Net Assets Resulting from Operations	8,119,337	23,566,371	780,041	19,762,996	2,025,158

Increase (Decrease) in Net Assets from Contract Transactions	(6,780,153)	(16,943,974)	(5,049,511)	(12,712,603)	(14,349,612)

Total Increase (Decrease) in Net Assets	1,339,184	6,622,397	(4,269,470)	7,050,393	(12,324,454)

Net Assets as of December 31, 2020:	$65,128,776	$153,513,397	$63,756,212	$127,316,216	$166,961,661

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	BlackRock Capital Appreciation V.I. Class I Shares	BlackRock Equity Dividend V.I. Class I Shares	BlackRock Global Allocation V.I. Class I Shares	BlackRock Government Money Market V.I. Class I Shares	BlackRock High Yield V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$110,829,085	$9,223,249	$330,835,345	$88,575,781	$74,253,534

Investment Income:
Reinvested Dividends	-	184,934	4,166,792	1,730,700	4,141,973
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,730,504	124,060	4,649,487	1,218,929	1,065,185

Net Investment Income (Loss)	(1,730,504)	60,874	(482,695)	511,771	3,076,788

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,946,322	592,989	11,122,424	-	-
Realized Gain (Loss) on Investments	2,879,815	275,768	7,367,230	-	527,388

Net Realized Capital Gains (Losses) on Investments	23,826,137	868,757	18,489,654	-	527,388
Net Change in Unrealized Appreciation (Depreciation)	9,800,434	1,228,219	33,242,486	-	6,226,234

Net Gain (Loss) on Investment	33,626,571	2,096,976	51,732,140	-	6,753,622

Net Increase (Decrease) in Net Assets Resulting from Operations	31,896,067	2,157,850	51,249,445	511,771	9,830,410

Increase (Decrease) in Net Assets from Contract Transactions	(16,403,352)	(2,221,414)	(43,439,666)	700,177	(7,486,808)

Total Increase (Decrease) in Net Assets	15,492,715	(63,564)	7,809,779	1,211,948	2,343,602

Net Assets as of December 31, 2019:	$126,321,800	$9,159,685	$338,645,124	$89,787,729	$76,597,136

Investment Income:
Reinvested Dividends	-	174,076	4,167,867	296,597	3,755,230
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,855,036	106,945	4,505,569	1,257,267	983,635

Net Investment Income (Loss)	(1,855,036)	67,131	(337,702)	(960,670)	2,771,595

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,087,531	288,027	17,123,365	3,608	-
Realized Gain (Loss) on Investments	(1,152,230)	37,188	8,048,412	-	303,564

Net Realized Capital Gains (Losses) on Investments	11,935,301	325,215	25,171,777	3,608	303,564
Net Change in Unrealized Appreciation (Depreciation)	34,948,582	(252,132)	34,655,338	-	676,616

Net Gain (Loss) on Investment	46,883,883	73,083	59,827,115	3,608	980,180

Net Increase (Decrease) in Net Assets Resulting from Operations	45,028,847	140,214	59,489,413	(957,062)	3,751,775

Increase (Decrease) in Net Assets from Contract Transactions	(20,710,420)	(697,215)	(35,608,529)	3,094,076	(6,907,557)

Total Increase (Decrease) in Net Assets	24,318,427	(557,001)	23,880,884	2,137,014	(3,155,782)

Net Assets as of December 31, 2020:	$150,640,227	$8,602,684	$362,526,008	$91,924,743	$73,441,354

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	BlackRock International V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Class I Shares	BlackRock Managed Volatility V.I. Class I Shares	BlackRock S&P 500 Index V.I. Class I Shares	BlackRock Total Return V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$57,801,027	$68,807,315	$9,796,302	$124,920,891	$117,824,934

Investment Income:
Reinvested Dividends	743,301	-	292,530	2,987,946	3,481,617
Investment Expense:
Mortality and Expense Risk and Administrative Charges	873,996	1,052,645	124,398	1,917,815	1,680,608

Net Investment Income (Loss)	(130,695)	(1,052,645)	168,132	1,070,131	1,801,009

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	7,886,382	773	7,861,698	391,670
Realized Gain (Loss) on Investments	1,290,312	4,183,854	248,969	7,433,199	731,693

Net Realized Capital Gains (Losses) on Investments	1,290,312	12,070,236	249,742	15,294,897	1,123,363
Net Change in Unrealized Appreciation (Depreciation)	15,506,341	9,378,205	(359,938)	19,191,825	6,198,254

Net Gain (Loss) on Investment	16,796,653	21,448,441	(110,196)	34,486,722	7,321,617

Net Increase (Decrease) in Net Assets Resulting from Operations	16,665,958	20,395,796	57,936	35,556,853	9,122,626

Increase (Decrease) in Net Assets from Contract Transactions	(7,245,630)	(9,385,156)	(1,215,409)	(12,794,249)	(9,321,886)

Total Increase (Decrease) in Net Assets	9,420,328	11,010,640	(1,157,473)	22,762,604	(199,260)

Net Assets as of December 31, 2019:	$67,221,355	$79,817,955	$8,638,829	$147,683,495	$117,625,674

Investment Income:
Reinvested Dividends	311,152	-	298,979	2,449,425	2,484,772
Investment Expense:
Mortality and Expense Risk and Administrative Charges	845,315	1,196,526	107,682	1,918,606	1,610,739

Net Investment Income (Loss)	(534,163)	(1,196,526)	191,297	530,819	874,033

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,040,738	5,696,370	-	9,001,586	5,398,200
Realized Gain (Loss) on Investments	1,633,359	4,710,047	192,045	8,382,716	1,384,422

Net Realized Capital Gains (Losses) on Investments	2,674,097	10,406,417	192,045	17,384,302	6,782,622
Net Change in Unrealized Appreciation (Depreciation)	9,472,376	22,168,406	(215,709)	3,940,264	265,533

Net Gain (Loss) on Investment	12,146,473	32,574,823	(23,664)	21,324,566	7,048,155

Net Increase (Decrease) in Net Assets Resulting from Operations	11,612,310	31,378,297	167,633	21,855,385	7,922,188

Increase (Decrease) in Net Assets from Contract Transactions	(6,881,164)	(8,524,448)	(1,064,069)	(14,994,389)	(8,879,619)

Total Increase (Decrease) in Net Assets	4,731,146	22,853,849	(896,436)	6,860,996	(957,431)

Net Assets as of December 31, 2020:	$71,952,501	$102,671,804	$7,742,393	$154,544,491	$116,668,243

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	BlackRock U.S. Government Bond V.I. Class I Shares	Davis Value	Eaton Vance VT Floating-Rate Income	Federated Hermes Kaufmann II Primary Shares	Federated Hermes Managed Volatility II Primary Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$51,178,408	$55,481,837	$3,468,039	$27,710,888	$2,020,040

Investment Income:
Reinvested Dividends	1,191,596	964,616	150,138	-	44,895
Investment Expense:
Mortality and Expense Risk and Administrative Charges	708,508	858,464	49,015	455,262	30,021

Net Investment Income (Loss)	483,088	106,152	101,123	(455,262)	14,874

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,036,754	-	2,835,408	-
Realized Gain (Loss) on Investments	(130,105)	(3,305,293)	(5,929)	1,511,855	(1,911)

Net Realized Capital Gains (Losses) on Investments	(130,105)	(268,539)	(5,929)	4,347,263	(1,911)
Net Change in Unrealized Appreciation (Depreciation)	2,095,996	15,668,211	94,661	4,803,439	350,188

Net Gain (Loss) on Investment	1,965,891	15,399,672	88,732	9,150,702	348,277

Net Increase (Decrease) in Net Assets Resulting from Operations	2,448,979	15,505,824	189,855	8,695,440	363,151

Increase (Decrease) in Net Assets from Contract Transactions	(3,225,626)	(6,475,232)	(140,714)	(801,287)	(148,014)

Total Increase (Decrease) in Net Assets	(776,647)	9,030,592	49,141	7,894,153	215,137

Net Assets as of December 31, 2019:	$50,401,761	$64,512,429	$3,517,180	$35,605,041	$2,235,177

Investment Income:
Reinvested Dividends	950,562	403,107	106,353	-	51,792
Investment Expense:
Mortality and Expense Risk and Administrative Charges	723,366	798,923	45,002	483,710	26,708

Net Investment Income (Loss)	227,196	(395,816)	61,351	(483,710)	25,084

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,612,427	-	3,285,206	-
Realized Gain (Loss) on Investments	324,896	(4,143,193)	(84,416)	1,562,674	(9,387)

Net Realized Capital Gains (Losses) on Investments	324,896	(2,530,766)	(84,416)	4,847,880	(9,387)
Net Change in Unrealized Appreciation (Depreciation)	1,980,913	8,498,175	(15,337)	3,944,363	(55,221)

Net Gain (Loss) on Investment	2,305,809	5,967,409	(99,753)	8,792,243	(64,608)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,533,005	5,571,593	(38,402)	8,308,533	(39,524)

Increase (Decrease) in Net Assets from Contract Transactions	(988,003)	(6,619,434)	(235,156)	(6,341,312)	(432,607)

Total Increase (Decrease) in Net Assets	1,545,002	(1,047,841)	(273,558)	1,967,221	(472,131)

Net Assets as of December 31, 2020:	$51,946,763	$63,464,588	$3,243,622	$37,572,262	$1,763,046

See Accompanying Notes.
(1) See Footnote 1	9

Transamerica Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Franklin Templeton Foreign Class 2 Shares Subaccount	Franklin Templeton Growth Class 2 Shares Subaccount	Invesco Oppenheimer V.I. Main Street Series II Shares Subaccount	Invesco V.I. American Franchise Series I Shares Subaccount	Invesco V.I. Comstock Series I Shares Subaccount

Net Assets as of December 31, 2018:	$1,752,984	$1,582,082	$911,918	$17,358,042	$67,764,066

Investment Income:
Reinvested Dividends	30,316	46,283	8,092	-	1,413,450
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24,189	24,027	13,473	267,302	1,017,047

Net Investment Income (Loss)	6,127	22,256	(5,381)	(267,302)	396,403

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	18,096	317,946	160,523	2,686,071	9,184,946
Realized Gain (Loss) on Investments	(7,135)	(7,072)	6,572	1,451,862	3,724,701

Net Realized Capital Gains (Losses) on Investments	10,961	310,874	167,095	4,137,933	12,909,647
Net Change in Unrealized Appreciation (Depreciation)	158,149	(122,494)	96,653	1,845,038	1,864,988

Net Gain (Loss) on Investment	169,110	188,380	263,748	5,982,971	14,774,635

Net Increase (Decrease) in Net Assets Resulting from Operations	175,237	210,636	258,367	5,715,669	15,171,038

Increase (Decrease) in Net Assets from Contract Transactions	(212,172)	(58,569)	(123,430)	(2,740,895)	(9,536,138)

Total Increase (Decrease) in Net Assets	(36,935)	152,067	134,937	2,974,774	5,634,900

Net Assets as of December 31, 2019:	$1,716,049	$1,734,149	$1,046,855	$20,332,816	$73,398,966

Investment Income:
Reinvested Dividends	47,265	48,924	7,326	14,455	1,508,724
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,544	23,284	9,815	282,080	862,230

Net Investment Income (Loss)	27,721	25,640	(2,489)	(267,625)	646,494

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	62,046	1,508,230	1,655,158
Realized Gain (Loss) on Investments	(35,917)	(23,957)	(13,969)	2,215,012	145,134

Net Realized Capital Gains (Losses) on Investments	(35,917)	(23,957)	48,077	3,723,242	1,800,292
Net Change in Unrealized Appreciation (Depreciation)	(58,437)	84,338	27,021	3,706,763	(3,837,679)

Net Gain (Loss) on Investment	(94,354)	60,381	75,098	7,430,005	(2,037,387)

Net Increase (Decrease) in Net Assets Resulting from Operations	(66,633)	86,021	72,609	7,162,380	(1,390,893)

Increase (Decrease) in Net Assets from Contract Transactions	(125,432)	8,793	(427,491)	(3,823,930)	(5,360,308)

Total Increase (Decrease) in Net Assets	(192,065)	94,814	(354,882)	3,338,450	(6,751,201)

Net Assets as of December 31, 2020:	$1,523,984	$1,828,963	$691,973	$23,671,266	$66,647,765

See Accompanying Notes.
(1) See Footnote 1	10

Transamerica Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Invesco V.I. Core Equity Series I Shares Subaccount	Invesco V.I. International Growth Series I Shares Subaccount	Invesco V.I. Mid Cap Core Equity Series I Shares Subaccount	Invesco V.I. Value Opportunities Series I Shares Subaccount	Janus Henderson - Enterprise Service Shares Subaccount

Net Assets as of December 31, 2018:	$36,614,142	$6,860,331	$2,551,100	$230,775	$502,361

Investment Income:
Reinvested Dividends	374,062	107,602	13,716	423	285
Investment Expense:
Mortality and Expense Risk and Administrative Charges	544,114	112,813	41,926	3,158	7,888

Net Investment Income (Loss)	(170,052)	(5,211)	(28,210)	(2,735)	(7,603)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,545,852	434,679	300,799	37,404	34,102
Realized Gain (Loss) on Investments	1,631,655	533,400	(91,920)	8,116	28,417

Net Realized Capital Gains (Losses) on Investments	6,177,507	968,079	208,879	45,520	62,519
Net Change in Unrealized Appreciation (Depreciation)	3,513,356	719,192	380,589	12,428	104,703

Net Gain (Loss) on Investment	9,690,863	1,687,271	589,468	57,948	167,222

Net Increase (Decrease) in Net Assets Resulting from Operations	9,520,811	1,682,060	561,258	55,213	159,619

Increase (Decrease) in Net Assets from Contract Transactions	(4,482,139)	(1,416,917)	(459,993)	(96,110)	(61,197)

Total Increase (Decrease) in Net Assets	5,038,672	265,143	101,265	(40,897)	98,422

Net Assets as of December 31, 2019:	$41,652,814	$7,125,474	$2,652,365	$189,878	$600,783

Investment Income:
Reinvested Dividends	510,680	150,923	17,231	632	257
Investment Expense:
Mortality and Expense Risk and Administrative Charges	523,676	104,771	36,882	2,288	6,990

Net Investment Income (Loss)	(12,996)	46,152	(19,651)	(1,656)	(6,733)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,809,522	145,402	487,807	7,166	43,676
Realized Gain (Loss) on Investments	1,259,869	376,443	(97,194)	(3,835)	62,010

Net Realized Capital Gains (Losses) on Investments	10,069,391	521,845	390,613	3,331	105,686
Net Change in Unrealized Appreciation (Depreciation)	(5,475,838)	271,285	(169,803)	3,692	(32,481)

Net Gain (Loss) on Investment	4,593,553	793,130	220,810	7,023	73,205

Net Increase (Decrease) in Net Assets Resulting from Operations	4,580,557	839,282	201,159	5,367	66,472

Increase (Decrease) in Net Assets from Contract Transactions	(4,136,130)	(989,463)	(178,367)	(8,235)	(219,830)

Total Increase (Decrease) in Net Assets	444,427	(150,181)	22,792	(2,868)	(153,358)

Net Assets as of December 31, 2020:	$42,097,241	$6,975,293	$2,675,157	$187,010	$447,425

See Accompanying Notes.
(1) See Footnote 1	11

Transamerica Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Janus Henderson - Forty Service Shares Subaccount	MFS® Growth Initial Class Subaccount	PIMCO CommodityRealReturn® Strategy Administrative Class Subaccount	PIMCO Low Duration Administrative Class Subaccount	PIMCO Real Return Administrative Class Subaccount
Net Assets as of December 31, 2018:	$5,825,664	$69,779,000	$7,423,665	$44,803,746	$27,693,008

Investment Income:
Reinvested Dividends	1,365	-	333,066	1,252,952	472,680
Investment Expense:
Mortality and Expense Risk and Administrative Charges	92,361	1,103,764	112,574	677,239	423,358

Net Investment Income (Loss)	(90,996)	(1,103,764)	220,492	575,713	49,322

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	552,448	6,950,516	-	-	-
Realized Gain (Loss) on Investments	198,970	7,074,594	(947,892)	(300,571)	(590,699)

Net Realized Capital Gains (Losses) on Investments	751,418	14,025,110	(947,892)	(300,571)	(590,699)
Net Change in Unrealized Appreciation (Depreciation)	1,220,983	11,339,471	1,431,806	845,613	2,410,459

Net Gain (Loss) on Investment	1,972,401	25,364,581	483,914	545,042	1,819,760

Net Increase (Decrease) in Net Assets Resulting from Operations	1,881,405	24,260,817	704,406	1,120,755	1,869,082

Increase (Decrease) in Net Assets from Contract Transactions	(1,279,559)	(7,893,306)	(661,948)	(1,053,574)	(1,546,011)

Total Increase (Decrease) in Net Assets	601,846	16,367,511	42,458	67,181	323,071

Net Assets as of December 31, 2019:	$6,427,510	$86,146,511	$7,466,123	$44,870,927	$28,016,079

Investment Income:
Reinvested Dividends	44,054	-	436,281	501,298	365,623
Investment Expense:
Mortality and Expense Risk and Administrative Charges	100,730	1,233,535	103,065	619,203	393,698

Net Investment Income (Loss)	(56,676)	(1,233,535)	333,216	(117,905)	(28,075)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	499,019	5,846,592	-	-	-
Realized Gain (Loss) on Investments	265,253	10,588,778	(747,191)	(481,488)	(279,308)

Net Realized Capital Gains (Losses) on Investments	764,272	16,435,370	(747,191)	(481,488)	(279,308)
Net Change in Unrealized Appreciation (Depreciation)	1,526,519	8,735,868	567,172	1,115,811	2,726,932

Net Gain (Loss) on Investment	2,290,791	25,171,238	(180,019)	634,323	2,447,624

Net Increase (Decrease) in Net Assets Resulting from Operations	2,234,115	23,937,703	153,197	516,418	2,419,549

Increase (Decrease) in Net Assets from Contract Transactions	(690,997)	(10,777,340)	76,890	(325,050)	(2,150,285)

Total Increase (Decrease) in Net Assets	1,543,118	13,160,363	230,087	191,368	269,264

Net Assets as of December 31, 2020:	$7,970,628	$99,306,874	$7,696,210	$45,062,295	$28,285,343

See Accompanying Notes.
(1) See Footnote 1	12

Transamerica Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	PIMCO Total Return Administrative Class Subaccount	Pioneer High Yield VCT Class II Shares Subaccount	Pioneer Real Estate Shares VCT Class II Shares Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount
Net Assets as of December 31, 2018:	$176,625,425	$2,498,228	$1,646,161	$43,400,276	$516,092

Investment Income:
Reinvested Dividends	5,346,516	120,148	35,915	998,505	10,725
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,518,464	36,954	26,842	682,472	8,387

Net Investment Income (Loss)	2,828,052	83,194	9,073	316,033	2,338

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	518,817	6,898,069	71,937
Realized Gain (Loss) on Investments	(457,354)	(42,064)	(150,568)	1,077,884	3,150

Net Realized Capital Gains (Losses) on Investments	(457,354)	(42,064)	368,249	7,975,953	75,087
Net Change in Unrealized Appreciation (Depreciation)	9,433,664	264,989	38,099	586,257	(10,282)

Net Gain (Loss) on Investment	8,976,310	222,925	406,348	8,562,210	64,805

Net Increase (Decrease) in Net Assets Resulting from Operations	11,804,362	306,119	415,421	8,878,243	67,143

Increase (Decrease) in Net Assets from Contract Transactions	(15,208,222)	(152,073)	(146,053)	(6,863,713)	(25,971)

Total Increase (Decrease) in Net Assets	(3,403,860)	154,046	269,368	2,014,530	41,172

Net Assets as of December 31, 2019:	$173,221,565	$2,652,274	$1,915,529	$45,414,806	$557,264

Investment Income:
Reinvested Dividends	3,604,098	120,681	20,318	1,197,472	11,583
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,402,211	33,589	20,286	627,196	8,159

Net Investment Income (Loss)	1,201,887	87,092	32	570,276	3,424

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,881,915	-	327,700	5,341,780	3,665
Realized Gain (Loss) on Investments	734,476	(44,491)	(341,792)	(1,047,775)	13,977

Net Realized Capital Gains (Losses) on Investments	2,616,391	(44,491)	(14,092)	4,294,005	17,642
Net Change in Unrealized Appreciation (Depreciation)	7,729,620	(48,838)	(107,656)	(7,258,816)	16,241

Net Gain (Loss) on Investment	10,346,011	(93,329)	(121,748)	(2,964,811)	33,883

Net Increase (Decrease) in Net Assets Resulting from Operations	11,547,898	(6,237)	(121,716)	(2,394,535)	37,307

Increase (Decrease) in Net Assets from Contract Transactions	(13,095,017)	(171,999)	(388,560)	3,301,788	(145,107)

Total Increase (Decrease) in Net Assets	(1,547,119)	(178,236)	(510,276)	907,253	(107,800)

Net Assets as of December 31, 2020:	$171,674,446	$2,474,038	$1,405,253	$46,322,059	$449,464

See Accompanying Notes.
(1) See Footnote 1	13

Transamerica Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA International Growth Initial Class Subaccount	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA Legg Mason Dynamic Allocation - Balanced Service Class Subaccount

Net Assets as of December 31, 2018:	$22,381,298	$1,446,353	$19,335,112	$1,111,092	$633,083

Investment Income:
Reinvested Dividends	394,452	23,005	-	14,858	11,479
Investment Expense:
Mortality and Expense Risk and Administrative Charges	326,111	26,383	310,503	16,381	9,459

Net Investment Income (Loss)	68,341	(3,378)	(310,503)	(1,523)	2,020

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,960,568	75,193	1,113,283	146,009	18,173
Realized Gain (Loss) on Investments	(348,395)	38,805	531,758	7,454	8,121

Net Realized Capital Gains (Losses) on Investments	3,612,173	113,998	1,645,041	153,463	26,294
Net Change in Unrealized Appreciation (Depreciation)	1,859,800	208,311	4,818,764	165,541	65,851

Net Gain (Loss) on Investment	5,471,973	322,309	6,463,805	319,004	92,145

Net Increase (Decrease) in Net Assets Resulting from Operations	5,540,314	318,931	6,153,302	317,481	94,165

Increase (Decrease) in Net Assets from Contract Transactions	(2,775,480)	403,193	(4,968,736)	(68,279)	(41,803)

Total Increase (Decrease) in Net Assets	2,764,834	722,124	1,184,566	249,202	52,362

Net Assets as of December 31, 2019:	$25,146,132	$2,168,477	$20,519,678	$1,360,294	$685,445

Investment Income:
Reinvested Dividends	512,415	32,004	7,715	17,064	11,718
Investment Expense:
Mortality and Expense Risk and Administrative Charges	308,267	31,407	291,956	15,574	9,349

Net Investment Income (Loss)	204,148	597	(284,241)	1,490	2,369

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	88,342	1,668,922	94,243	8,837
Realized Gain (Loss) on Investments	(569,120)	12,143	1,053,771	39,846	4,476

Net Realized Capital Gains (Losses) on Investments	(569,120)	100,485	2,722,693	134,089	13,313
Net Change in Unrealized Appreciation (Depreciation)	4,482,507	149,899	1,128,698	66,920	(29,645)

Net Gain (Loss) on Investment	3,913,387	250,384	3,851,391	201,009	(16,332)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,117,535	250,981	3,567,150	202,499	(13,963)

Increase (Decrease) in Net Assets from Contract Transactions	(3,142,703)	(13,700)	(3,123,496)	(351,289)	25,407

Total Increase (Decrease) in Net Assets	974,832	237,281	443,654	(148,790)	11,444

Net Assets as of December 31, 2020:	$26,120,964	$2,405,758	$20,963,332	$1,211,504	$696,889

See Accompanying Notes.
(1) See Footnote 1	14

Transamerica Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA Legg Mason Dynamic Allocation - Growth Service Class Subaccount	TA Managed Risk - Balanced ETF Service Class Subaccount	TA Managed Risk - Conservative ETF Service Class Subaccount	TA Managed Risk - Growth ETF Service Class Subaccount
Net Assets as of December 31, 2018:	$331,239	$4,061,348	$4,198,200	$3,547,352

Investment Income:
Reinvested Dividends	5,235	93,731	86,601	67,933
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,133	63,824	58,300	51,811

Net Investment Income (Loss)	102	29,907	28,301	16,122

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,156	124,863	207,667	337,959
Realized Gain (Loss) on Investments	945	8,839	44,944	(3,507)

Net Realized Capital Gains (Losses) on Investments	14,101	133,702	252,611	334,452
Net Change in Unrealized Appreciation (Depreciation)	39,339	450,948	155,260	274,850

Net Gain (Loss) on Investment	53,440	584,650	407,871	609,302

Net Increase (Decrease) in Net Assets Resulting from Operations	53,542	614,557	436,172	625,424

Increase (Decrease) in Net Assets from Contract Transactions	18,335	645,650	(343,773)	(60,314)

Total Increase (Decrease) in Net Assets	71,877	1,260,207	92,399	565,110

Net Assets as of December 31, 2019:	$403,116	$5,321,555	$4,290,599	$4,112,462

Investment Income:
Reinvested Dividends	6,262	96,067	80,617	57,847
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,217	63,997	51,750	42,555

Net Investment Income (Loss)	1,045	32,070	28,867	15,292

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,209	59,079	12,563	77,779
Realized Gain (Loss) on Investments	503	56,313	15,823	44,921

Net Realized Capital Gains (Losses) on Investments	4,712	115,392	28,386	122,700
Net Change in Unrealized Appreciation (Depreciation)	(20,470)	(38,270)	53,748	(150,501)

Net Gain (Loss) on Investment	(15,758)	77,122	82,134	(27,801)

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,713)	109,192	111,001	(12,509)

Increase (Decrease) in Net Assets from Contract Transactions	(45)	(882,896)	(680,003)	(1,183,705)

Total Increase (Decrease) in Net Assets	(14,758)	(773,704)	(569,002)	(1,196,214)

Net Assets as of December 31, 2020:	$388,358	$4,547,851	$3,721,597	$2,916,248

See Accompanying Notes.
(1) See Footnote 1	15

Transamerica Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA Market Participation Strategy Service Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount(1)	TA Morgan Stanley Global Allocation Service Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount	TA PIMCO Tactical - Balanced Service Class Subaccount
Net Assets as of December 31, 2018:	$18,999	$-	$143,925	$187,163	$925,937

Investment Income:
Reinvested Dividends	191	-	2,514	4,495	1,622
Investment Expense:
Mortality and Expense Risk and Administrative Charges	280	3,393	4,139	4,670	13,579

Net Investment Income (Loss)	(89)	(3,393)	(1,625)	(175)	(11,957)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,154	-	11,016	20,067	-
Realized Gain (Loss) on Investments	(7)	384	149	234	(2,159)

Net Realized Capital Gains (Losses) on Investments	3,147	384	11,165	20,301	(2,159)
Net Change in Unrealized Appreciation (Depreciation)	172	98,452	24,896	31,071	179,530

Net Gain (Loss) on Investment	3,319	98,836	36,061	51,372	177,371

Net Increase (Decrease) in Net Assets Resulting from Operations	3,230	95,443	34,436	51,197	165,414

Increase (Decrease) in Net Assets from Contract Transactions	(2)	1,477,121	103,209	146,753	(17,833)

Total Increase (Decrease) in Net Assets	3,228	1,572,564	137,645	197,950	147,581

Net Assets as of December 31, 2019:	$22,227	$1,572,564	$281,570	$385,113	$1,073,518

Investment Income:
Reinvested Dividends	390	-	2,631	4,492	39,817
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,753	25,803	3,974	5,387	16,168

Net Investment Income (Loss)	(1,363)	(25,803)	(1,343)	(895)	23,649

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	475	72,777	10,641	13,574	77,652
Realized Gain (Loss) on Investments	3,046	349,377	5,152	5,024	513

Net Realized Capital Gains (Losses) on Investments	3,521	422,154	15,793	18,598	78,165
Net Change in Unrealized Appreciation (Depreciation)	34,799	1,073,430	20,778	27,552	(13,987)

Net Gain (Loss) on Investment	38,320	1,495,584	36,571	46,150	64,178

Net Increase (Decrease) in Net Assets Resulting from Operations	36,957	1,469,781	35,228	45,255	87,827

Increase (Decrease) in Net Assets from Contract Transactions	801,265	(661,666)	(99,691)	(27,100)	130,122

Total Increase (Decrease) in Net Assets	838,222	808,115	(64,463)	18,155	217,949

Net Assets as of December 31, 2020:	$860,449	$2,380,679	$217,107	$403,268	$1,291,467

See Accompanying Notes.
(1) See Footnote 1	16

Transamerica Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA PIMCO Tactical - Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount	TA QS Investors Active Asset Allocation - Conservative Service Class Subaccount	TA QS Investors Active Asset Allocation - Moderate Service Class Subaccount
Net Assets as of December 31, 2018:	$998,592	$341,096	$3,071,186	$3,300,869

Investment Income:
Reinvested Dividends	1,191	-	68,762	71,296
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,322	5,014	45,876	50,456

Net Investment Income (Loss)	(15,131)	(5,014)	22,886	20,840

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	260,360	269,565
Realized Gain (Loss) on Investments	6,014	(1,066)	(191)	(4,137)

Net Realized Capital Gains (Losses) on Investments	6,014	(1,066)	260,169	265,428
Net Change in Unrealized Appreciation (Depreciation)	179,859	72,736	27,471	49,871

Net Gain (Loss) on Investment	185,873	71,670	287,640	315,299

Net Increase (Decrease) in Net Assets Resulting from Operations	170,742	66,656	310,526	336,139

Increase (Decrease) in Net Assets from Contract Transactions	306,185	(8,829)	140,921	276,267

Total Increase (Decrease) in Net Assets	476,927	57,827	451,447	612,406

Net Assets as of December 31, 2019:	$1,475,519	$398,923	$3,522,633	$3,913,275

Investment Income:
Reinvested Dividends	20,152	15,492	70,927	65,228
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,372	5,233	45,954	47,283

Net Investment Income (Loss)	780	10,259	24,973	17,945

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	93,494	32,805	52,370	64,556
Realized Gain (Loss) on Investments	26,959	198	528	368

Net Realized Capital Gains (Losses) on Investments	120,453	33,003	52,898	64,924
Net Change in Unrealized Appreciation (Depreciation)	11,463	(14,562)	123,283	(39,067)

Net Gain (Loss) on Investment	131,916	18,441	176,181	25,857

Net Increase (Decrease) in Net Assets Resulting from Operations	132,696	28,700	201,154	43,802

Increase (Decrease) in Net Assets from Contract Transactions	(117,010)	(46,821)	58,102	(462,435)

Total Increase (Decrease) in Net Assets	15,686	(18,121)	259,256	(418,633)

Net Assets as of December 31, 2020:	$1,491,205	$380,802	$3,781,889	$3,494,642

See Accompanying Notes.
(1) See Footnote 1	17

Transamerica Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA QS Investors Active Asset Allocation - Moderate Growth Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA TS&W International Equity Service Class Subaccount	TA WMC US Growth Service Class Subaccount
Net Assets as of December 31, 2018:	$1,609,579	$31,427,668	$9,411,334	$2,475,543	$39,957,696

Investment Income:
Reinvested Dividends	25,193	245,039	-	30,971	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,352	496,142	162,078	36,410	595,468

Net Investment Income (Loss)	3,841	(251,103)	(162,078)	(5,439)	(595,468)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	99,945	2,606,477	1,091,509	41,832	3,597,739
Realized Gain (Loss) on Investments	585	(606,517)	263,704	(12,113)	3,661,689

Net Realized Capital Gains (Losses) on Investments	100,530	1,999,960	1,355,213	29,719	7,259,428
Net Change in Unrealized Appreciation (Depreciation)	45,527	5,122,783	1,556,471	434,870	7,061,335

Net Gain (Loss) on Investment	146,057	7,122,743	2,911,684	464,589	14,320,763

Net Increase (Decrease) in Net Assets Resulting from Operations	149,898	6,871,640	2,749,606	459,150	13,725,295

Increase (Decrease) in Net Assets from Contract Transactions	(240,528)	(5,334,743)	(1,405,334)	(173,655)	(11,912,066)

Total Increase (Decrease) in Net Assets	(90,630)	1,536,897	1,344,272	285,495	1,813,229

Net Assets as of December 31, 2019:	$1,518,949	$32,964,565	$10,755,606	$2,761,038	$41,770,925

Investment Income:
Reinvested Dividends	26,224	306,559	-	74,558	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,094	455,204	157,201	34,621	561,159

Net Investment Income (Loss)	7,130	(148,645)	(157,201)	39,937	(561,159)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	28,813	1,334,735	705,716	-	3,107,819
Realized Gain (Loss) on Investments	(2,031)	(1,715,323)	334,177	(34,469)	4,466,263

Net Realized Capital Gains (Losses) on Investments	26,782	(380,588)	1,039,893	(34,469)	7,574,082
Net Change in Unrealized Appreciation (Depreciation)	(83,399)	2,867,639	1,336,104	135,088	4,966,196

Net Gain (Loss) on Investment	(56,617)	2,487,051	2,375,997	100,619	12,540,278

Net Increase (Decrease) in Net Assets Resulting from Operations	(49,487)	2,338,406	2,218,796	140,556	11,979,119

Increase (Decrease) in Net Assets from Contract Transactions	11,739	(2,244,245)	(1,269,683)	(4,937)	(10,822,019)

Total Increase (Decrease) in Net Assets	(37,748)	94,161	949,113	135,619	1,157,100

Net Assets as of December 31, 2020:	$1,481,201	$33,058,726	$11,704,719	$2,896,657	$42,928,025

See Accompanying Notes.
(1) See Footnote 1	18

Transamerica Life Insurancy Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Wanger International Subaccount	Wanger USA Subaccount
Net Assets as of December 31, 2018:	$24,487,684	$11,402,884

Investment Income:
Reinvested Dividends	210,772	31,622
Investment Expense:
Mortality and Expense Risk and Administrative Charges	388,321	186,530

Net Investment Income (Loss)	(177,549)	(154,908)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,387,864	2,139,581
Realized Gain (Loss) on Investments	(1,816,980)	(1,127,718)

Net Realized Capital Gains (Losses) on Investments	570,884	1,011,863
Net Change in Unrealized Appreciation (Depreciation)	6,078,318	2,316,460

Net Gain (Loss) on Investment	6,649,202	3,328,323

Net Increase (Decrease) in Net Assets Resulting from Operations	6,471,653	3,173,415

Increase (Decrease) in Net Assets from Contract Transactions	(4,890,559)	(2,183,727)

Total Increase (Decrease) in Net Assets	1,581,094	989,688

Net Assets as of December 31, 2019:	$26,068,778	$12,392,572

Investment Income:
Reinvested Dividends	530,549	-

Investment Expense:
Mortality and Expense Risk and Administrative Charges	359,582	177,718

Net Investment Income (Loss)	170,967	(177,718)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	946,904	1,337,597
Realized Gain (Loss) on Investments	(1,466,083)	(648,171)

Net Realized Capital Gains (Losses) on Investments	(519,179)	689,426
Net Change in Unrealized Appreciation (Depreciation)	3,999,095	2,308,091

Net Gain (Loss) on Investment	3,479,916	2,997,517

Net Increase (Decrease) in Net Assets Resulting from Operations	3,650,883	2,819,799

Increase (Decrease) in Net Assets from Contract Transactions	(3,321,211)	(2,083,858)

Total Increase (Decrease) in Net Assets	329,672	735,941

Net Assets as of December 31, 2020:	$26,398,450	$13,128,513

See Accompanying Notes.
(1) See Footnote 1	19

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

1. Organization

Merrill Lynch Life Variable Annuity Separate Account A (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity®, Merrill Lynch Retirement Plus®, Merrill Lynch Retirement Power®, and Merrill Lynch Retirement Optimizer.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Global Thematic Growth Class A Shares	AB Global Thematic Growth Portfolio Class A Shares
AB Growth and Income Class A Shares	AB Growth and Income Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Small/Mid Cap Value Class A Shares	AB Small/Mid Cap Value Portfolio Class A Shares
American Century Variable Series Funds, Inc.	American Century Variable Series Funds, Inc.
American Century VP Ultra® Class I Shares	American Century VP Ultra® Fund Class I Shares
American Funds Insurance Series ®	American Funds Insurance Series ®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
BlackRock Funds, Inc.	BlackRock Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage Large Cap Core V.I. Fund Class I Shares
BlackRock Advantage Large Cap Value V.I. Class I Shares	BlackRock Advantage Large Cap Value V.I. Fund Class I Shares
BlackRock Advantage U.S. Total Market V.I. Class I Shares	BlackRock Advantage U.S. Total Market V.I. Fund Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I
BlackRock Capital Appreciation V.I. Class I Shares	BlackRock Capital Appreciation V.I. Fund Class I
BlackRock Equity Dividend V.I. Class I Shares	BlackRock Equity Dividend V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
BlackRock International V.I. Class I Shares	BlackRock International V.I. Fund Class I Shares
BlackRock Large Cap Focus Growth V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Fund Class I Shares
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Managed Volatility V.I. Fund Class I Shares
BlackRock S&P 500 Index V.I. Class I Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares
BlackRock Total Return V.I. Class I Shares	BlackRock Total Return V.I. Fund Class I
BlackRock U.S. Government Bond V.I. Class I Shares	BlackRock U.S. Government Bond V.I. Fund Class I Shares

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Davis Variable Account Fund, Inc.	Davis Variable Account Fund, Inc.
Davis Value	Davis Value Portfolio
Eaton Vance Variable Trust	Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income	Eaton Vance VT Floating-Rate Income Fund
Federated Insurance Series	Federated Insurance Series
Federated Hermes Kaufmann II Primary Shares	Federated Hermes Kaufmann II Fund Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Fund Primary Shares
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2
Franklin Templeton Growth Class 2 Shares	Franklin Templeton Growth Fund Class 2
AIM Variable Insurance Funds- (Invesco Variable Insurance)	AIM Variable Insurance Funds- (Invesco Variable Insurance)
Invesco Oppenheimer V.I. Main Street Series II Shares	Invesco Oppenheimer V.I. Main Street Fund Series II Shares
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Fund Series I Shares
Invesco V.I. Comstock Series I Shares	Invesco V.I. Comstock Fund Series I Shares
Invesco V.I. Core Equity Series I Shares	Invesco V.I. Core Equity Fund Series I Shares
Invesco V.I. International Growth Series I Shares	Invesco V.I. International Growth Fund Series I Shares
Invesco V.I. Mid Cap Core Equity Series I Shares	Invesco V.I. Mid Cap Core Equity Fund Series I Shares
Invesco V.I. Value Opportunities Series I Shares	Invesco V.I. Value Opportunities Fund Series I Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Forty Service Shares	Janus Henderson - Forty Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Series Initial Class
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Administrative Class	PIMCO CommodityRealReturn® Strategy Administrative Portfolio Class
PIMCO Low Duration Administrative Class	PIMCO Low Duration Administrative Portfolio Class
PIMCO Real Return Administrative Class	PIMCO Real Return Administrative Portfolio Class
PIMCO Total Return Administrative Class	PIMCO Total Return Administrative Portfolio Class
Pioneer Variable Contracts Trust	Pioneer Variable Contracts Trust
Pioneer High Yield VCT Class II Shares	Pioneer High Yield VCT Portfolio Class II Shares
Pioneer Variable Contracts Trust	Pioneer Variable Contracts Trust
Pioneer Real Estate Shares VCT Class II Shares	Pioneer Real Estate Shares VCT Portfolio Class II Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA International Growth Initial Class	Transamerica International Growth VP Initial Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanely Global Allocation VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Paticipation Strategy VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Morgan Stanley Capital Growth Initial Class	November 1, 2019
Federated Hermes Managed Volatility II Primary Shares	August 17, 2018
TA International Growth Initial Class	August 18, 2017
TA JPMorgan Enhanced Index Initial Class	August 18, 2017
TA T. Rowe Price Small Cap Initial Class	August 18, 2017
TA TS&W International Equity Service Class	August 18, 2017
TA Morgan Stanley Global Allocation Service Class	March 27, 2017
TA Janus Balanced Service Class	March 27, 2017
TA Multi-Managed Balanced Service Class	March 27, 2017

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:

Subaccount
Federated Hermes Kaufmann II Primary Shares
Federated Hermes Managed Volatility II Primary Shares
TA Aegon Sustainable Equity Income Service Class
TA International Growth Initial Class
TA Morgan Stanley Global Allocation Service Class

Formerly
Federated Kaufmann II Primary Shares
Federated Managed Volatility II Primary Shares
TA Barrow Hanley Dividend Focused Service Class
TA Greystone International Growth Initial Class
TA BlackRock Global Allocation Service Class

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
AB Global Thematic Growth Class A Shares	$890,857	$1,249,427
AB Growth and Income Class A Shares	916,564	1,447,459
AB International Value Class A Shares	264,441	276,783
AB Large Cap Growth Class A Shares	8,395,103	14,167,001
AB Small/Mid Cap Value Class A Shares	645,899	605,834
American Century VP Ultra® Class I Shares	1,441,604	3,592,724
American Funds - Asset Allocation Class 2 Shares	848,132	1,711,379
American Funds - Bond Class 2 Shares	2,515,036	1,770,408
American Funds - Growth Class 2 Shares	2,925,098	8,831,792
American Funds - Growth-Income Class 2 Shares	1,636,178	2,684,236
American Funds - International Class 2 Shares	5,079,239	12,433,327
BlackRock Advantage Large Cap Core V.I. Class I Shares	16,645,302	21,436,803
BlackRock Advantage Large Cap Value V.I. Class I Shares	4,161,813	8,341,544
BlackRock Advantage U.S. Total Market V.I. Class I Shares	9,781,686	15,181,993
BlackRock Basic Value V.I. Class I Shares	12,230,073	21,292,843
BlackRock Capital Appreciation V.I. Class I Shares	16,588,886	26,066,834
BlackRock Equity Dividend V.I. Class I Shares	530,862	872,920
BlackRock Global Allocation V.I. Class I Shares	25,743,415	44,566,266
BlackRock Government Money Market V.I. Class I Shares	41,543,950	39,406,961
BlackRock High Yield V.I. Class I Shares	6,296,644	10,417,757
BlackRock International V.I. Class I Shares	2,585,503	8,960,116
BlackRock Large Cap Focus Growth V.I. Class I Shares	8,705,953	12,730,561
BlackRock Managed Volatility V.I. Class I Shares	452,272	1,325,042
BlackRock S&P 500 Index V.I. Class I Shares	16,272,935	21,734,926
BlackRock Total Return V.I. Class I Shares	18,433,278	20,985,302
BlackRock U.S. Government Bond V.I. Class I Shares	8,203,692	8,939,695
Davis Value	3,590,422	8,993,256
Eaton Vance VT Floating-Rate Income	771,092	944,848
Federated Hermes Kaufmann II Primary Shares	4,917,913	8,457,725
Federated Hermes Managed Volatility II Primary Shares	117,453	524,975
Franklin Templeton Foreign Class 2 Shares	124,143	221,855
Franklin Templeton Growth Class 2 Shares	186,660	152,227
Invesco Oppenheimer V.I. Main Street Series II Shares	80,309	448,242
Invesco V.I. American Franchise Series I Shares	1,812,228	4,395,559
Invesco V.I. Comstock Series I Shares	7,864,435	10,923,086
Invesco V.I. Core Equity Series I Shares	9,762,875	5,102,460

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
Invesco V.I. International Growth Series I Shares	$635,135	$1,433,050
Invesco V.I. Mid Cap Core Equity Series I Shares	752,466	462,675
Invesco V.I. Value Opportunities Series I Shares	7,798	10,523
Janus Henderson - Enterprise Service Shares	51,273	234,154
Janus Henderson - Forty Service Shares	1,138,666	1,387,318
MFS® Growth Initial Class	9,367,447	15,531,733
PIMCO CommodityRealReturn® Strategy Administrative Class	1,444,285	1,034,181
PIMCO Low Duration Administrative Class	12,247,917	12,690,585
PIMCO Real Return Administrative Class	4,867,858	7,046,035
PIMCO Total Return Administrative Class	18,690,498	28,701,534
Pioneer High Yield VCT Class II Shares	345,798	430,630
Pioneer Real Estate Shares VCT Class II Shares	558,848	619,677
TA Aegon Sustainable Equity Income Service Class	14,950,089	5,736,240
TA BlackRock iShares Edge 40 Service Class	60,947	198,963
TA International Growth Initial Class	834,083	3,772,629
TA Janus Balanced Service Class	312,917	237,677
TA Janus Mid-Cap Growth Service Class	3,581,140	5,319,956
TA JPMorgan Enhanced Index Initial Class	113,065	368,620
TA Legg Mason Dynamic Allocation - Balanced Service Class	169,691	133,077
TA Legg Mason Dynamic Allocation - Growth Service Class	20,065	14,855
TA Managed Risk - Balanced ETF Service Class	273,682	1,065,426
TA Managed Risk - Conservative ETF Service Class	201,644	840,219
TA Managed Risk - Growth ETF Service Class	135,627	1,226,260
TA Market Participation Strategy Service Class	830,720	30,328
TA Morgan Stanley Capital Growth Initial Class	427,470	1,042,162
TA Morgan Stanley Global Allocation Service Class	14,585	104,978
TA Multi-Managed Balanced Service Class	79,598	94,019
TA PIMCO Tactical - Balanced Service Class	252,520	21,096
TA PIMCO Tactical - Conservative Service Class	388,939	411,675
TA PIMCO Tactical - Growth Service Class	48,297	52,055
TA QS Investors Active Asset Allocation - Conservative Service Class	587,692	452,246
TA QS Investors Active Asset Allocation - Moderate Service Class	337,563	717,497
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	85,206	37,524
TA Small/Mid Cap Value Service Class	7,005,794	8,063,943
TA T. Rowe Price Small Cap Initial Class	1,424,137	2,145,303
TA TS&W International Equity Service Class	327,196	292,196

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
TA WMC US Growth Service Class	$3,970,374	$12,245,732
Wanger International	4,499,278	6,702,628
Wanger USA	2,327,216	3,251,201

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Global Thematic Growth Class A Shares	11,198	(77,270)	(66,072)	17,619	(113,301)	(95,682)
AB Growth and Income Class A Shares	19,707	(52,172)	(32,465)	56,736	(50,176)	6,560
AB International Value Class A Shares	42,658	(38,871)	3,787	27,932	(37,550)	(9,618)
AB Large Cap Growth Class A Shares	24,472	(255,617)	(231,145)	29,183	(269,960)	(240,777)
AB Small/Mid Cap Value Class A Shares	21,033	(22,799)	(1,766)	5,808	(22,272)	(16,464)
American Century VP Ultra® Class I Shares	14,909	(94,224)	(79,315)	17,669	(30,373)	(12,704)
American Funds - Asset Allocation Class 2 Shares	25,125	(66,718)	(41,593)	36,507	(82,102)	(45,595)
American Funds - Bond Class 2 Shares	169,091	(123,617)	45,474	66,862	(106,557)	(39,695)
American Funds - Growth Class 2 Shares	46,759	(200,153)	(153,394)	29,634	(155,610)	(125,976)
American Funds - Growth-Income Class 2 Shares	35,690	(87,846)	(52,156)	22,781	(106,001)	(83,220)
American Funds - International Class 2 Shares	271,544	(522,871)	(251,327)	123,068	(480,036)	(356,968)
BlackRock Advantage Large Cap Core V.I. Class I Shares	41,279	(279,198)	(237,919)	53,920	(349,141)	(295,221)
BlackRock Advantage Large Cap Value V.I. Class I Shares	105,247	(286,727)	(181,480)	63,532	(358,918)	(295,386)
BlackRock Advantage U.S. Total Market V.I. Class I Shares	13,263	(158,491)	(145,228)	16,230	(214,738)	(198,508)
BlackRock Basic Value V.I. Class I Shares	228,488	(443,848)	(215,360)	52,575	(504,609)	(452,034)
BlackRock Capital Appreciation V.I. Class I Shares	124,108	(789,617)	(665,509)	176,169	(824,371)	(648,202)
BlackRock Equity Dividend V.I. Class I Shares	1,140	(12,435)	(11,295)	2,251	(38,429)	(36,178)
BlackRock Global Allocation V.I. Class I Shares	141,551	(1,034,137)	(892,586)	142,087	(1,291,317)	(1,149,230)
BlackRock Government Money Market V.I. Class I Shares	3,354,928	(3,086,902)	268,026	2,971,139	(2,893,115)	78,024
BlackRock High Yield V.I. Class I Shares	102,106	(282,395)	(180,289)	68,005	(288,642)	(220,637)
BlackRock International V.I. Class I Shares	68,666	(387,166)	(318,500)	64,171	(430,084)	(365,913)
BlackRock Large Cap Focus Growth V.I. Class I Shares	89,646	(329,877)	(240,231)	76,503	(410,010)	(333,507)
BlackRock Managed Volatility V.I. Class I Shares	5,938	(46,042)	(40,104)	8,380	(54,553)	(46,173)
BlackRock S&P 500 Index V.I. Class I Shares	126,527	(514,067)	(387,540)	161,602	(510,816)	(349,214)
BlackRock Total Return V.I. Class I Shares	648,048	(1,049,607)	(401,559)	543,590	(943,503)	(399,913)
BlackRock U.S. Government Bond V.I. Class I Shares	388,331	(430,909)	(42,578)	176,610	(329,420)	(152,810)
Davis Value	77,069	(358,626)	(281,557)	91,928	(391,419)	(299,491)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Eaton Vance VT Floating-Rate Income	47,230	(67,672)	(20,442)	25,394	(35,480)	(10,086)
Federated Hermes Kaufmann II Primary Shares	41,162	(197,817)	(156,655)	109,312	(135,029)	(25,717)
Federated Hermes Managed Volatility II Primary Shares	6,591	(49,205)	(42,614)	671	(15,339)	(14,668)
Franklin Templeton Foreign Class 2 Shares	5,594	(15,126)	(9,532)	-	(14,119)	(14,119)
Franklin Templeton Growth Class 2 Shares	9,746	(8,486)	1,260	10,386	(14,039)	(3,653)
Invesco Oppenheimer V.I. Main Street Series II Shares	446	(15,802)	(15,356)	224	(5,175)	(4,951)
Invesco V.I. American Franchise Series I Shares	11,874	(164,020)	(152,146)	9,302	(150,511)	(141,209)
Invesco V.I. Comstock Series I Shares	268,561	(466,340)	(197,779)	88,968	(490,765)	(401,797)
Invesco V.I. Core Equity Series I Shares	22,590	(215,829)	(193,239)	45,305	(273,761)	(228,456)
Invesco V.I. International Growth Series I Shares	25,951	(84,781)	(58,830)	45,242	(144,897)	(99,655)
Invesco V.I. Mid Cap Core Equity Series I Shares	12,502	(19,759)	(7,257)	5,107	(26,576)	(21,469)
Invesco V.I. Value Opportunities Series I Shares	-	(549)	(549)	-	(6,011)	(6,011)
Janus Henderson - Enterprise Service Shares	260	(6,732)	(6,472)	1,299	(3,288)	(1,989)
Janus Henderson - Forty Service Shares	17,619	(35,658)	(18,039)	10,855	(54,269)	(43,414)
MFS® Growth Initial Class	64,775	(281,786)	(217,011)	52,001	(266,172)	(214,171)
PIMCO CommodityRealReturn® Strategy Administrative Class	213,586	(174,105)	39,481	109,141	(218,458)	(109,317)
PIMCO Low Duration Administrative Class	965,268	(1,001,662)	(36,394)	541,662	(626,029)	(84,367)
PIMCO Real Return Administrative Class	300,015	(462,273)	(162,258)	207,928	(317,684)	(109,756)
PIMCO Total Return Administrative Class	745,815	(1,461,116)	(715,301)	700,168	(1,550,190)	(850,022)
Pioneer High Yield VCT Class II Shares	12,787	(22,785)	(9,998)	11,460	(20,035)	(8,575)
Pioneer Real Estate Shares VCT Class II Shares	12,462	(30,133)	(17,671)	7,875	(15,583)	(7,708)
TA Aegon Sustainable Equity Income Service Class	785,251	(414,851)	370,400	88,875	(589,064)	(500,189)
TA BlackRock iShares Edge 40 Service Class	3,693	(15,449)	(11,756)	1,487	(3,763)	(2,276)
TA International Growth Initial Class	31,871	(332,192)	(300,321)	62,606	(344,514)	(281,908)
TA Janus Balanced Service Class	14,114	(16,609)	(2,495)	62,206	(29,107)	33,099
TA Janus Mid-Cap Growth Service Class	117,366	(240,049)	(122,683)	10,456	(264,718)	(254,262)
TA JPMorgan Enhanced Index Initial Class	162	(26,130)	(25,968)	213	(6,107)	(5,894)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Legg Mason Dynamic Allocation -Balanced Service Class	11,924	(10,036)	1,888	4,355	(7,358)	(3,003)
TA Legg Mason Dynamic Allocation - Growth Service Class	692	(748)	(56)	2,089	(548)	1,541
TA Managed Risk - Balanced ETF Service Class	8,764	(73,619)	(64,855)	58,357	(8,645)	49,712
TA Managed Risk - Conservative ETF Service Class	8,652	(62,042)	(53,390)	23,813	(51,177)	(27,364)
TA Managed Risk - Growth ETF Service Class	-	(83,393)	(83,393)	757	(5,111)	(4,354)
TA Market Participation Strategy Service Class	50,745	(1,710)	49,035	-	-	-
TA Morgan Stanley Capital Growth Initial Class	24,083	(68,292)	(44,209)	158,545	(9,217)	149,328
TA Morgan Stanley Global Allocation Service Class	134	(8,492)	(8,358)	12,679	(2,611)	10,068
TA Multi-Managed Balanced Service Class	4,594	(7,103)	(2,509)	15,931	(2,808)	13,123
TA PIMCO Tactical - Balanced Service Class	9,605	(370)	9,235	1,554	(2,968)	(1,414)
TA PIMCO Tactical - Conservative Service Class	20,826	(28,248)	(7,422)	31,952	(8,428)	23,524
TA PIMCO Tactical - Growth Service Class	-	(3,095)	(3,095)	-	(696)	(696)
TA QS Investors Active Asset Allocation -Conservative Service Class	38,359	(32,607)	5,752	23,976	(11,737)	12,239
TA QS Investors Active Asset Allocation - Moderate Service Class	16,136	(53,668)	(37,532)	45,169	(22,282)	22,887
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	2,426	(1,368)	1,058	-	(18,524)	(18,524)
TA Small/Mid Cap Value Service Class	340,849	(367,023)	(26,174)	27,288	(272,985)	(245,697)
TA T. Rowe Price Small Cap Initial Class	61,515	(147,167)	(85,652)	31,203	(148,243)	(117,040)
TA TS&W International Equity Service Class	29,243	(28,824)	419	12,390	(30,139)	(17,749)
TA WMC US Growth Service Class	32,415	(436,086)	(403,671)	27,260	(562,247)	(534,987)
Wanger International	261,268	(422,555)	(161,287)	57,091	(380,208)	(323,117)
Wanger USA	38,562	(86,525)	(47,963)	13,777	(80,878)	(67,101)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Global Thematic Growth Class A Shares	$191,086	$(1,155,106)	$(964,020)	$205,717	$(1,399,834)	$(1,194,117)
AB Growth and Income Class A Shares	473,205	(1,350,041)	(876,836)	1,479,312	(1,303,189)	176,123
AB International Value Class A Shares	234,542	(254,391)	(19,849)	186,013	(251,342)	(65,329)
AB Large Cap Growth Class A Shares	929,153	(12,893,620)	(11,964,467)	1,176,750	(11,960,932)	(10,784,182)
AB Small/Mid Cap Value Class A Shares	438,231	(558,351)	(120,120)	157,635	(610,484)	(452,849)
American Century VP Ultra® Class I Shares	527,961	(3,465,854)	(2,937,893)	519,427	(896,702)	(377,275)
American Funds - Asset Allocation Class 2 Shares	611,575	(1,540,256)	(928,681)	811,038	(1,844,478)	(1,033,440)
American Funds - Bond Class 2 Shares	2,320,528	(1,678,625)	641,903	855,736	(1,354,669)	(498,933)
American Funds - Growth Class 2 Shares	1,983,950	(8,275,180)	(6,291,230)	968,316	(5,013,483)	(4,045,167)
American Funds - Growth-Income Class 2 Shares	963,926	(2,437,471)	(1,473,545)	606,949	(2,813,153)	(2,206,204)
American Funds - International Class 2 Shares	4,796,606	(11,576,759)	(6,780,153)	2,574,415	(10,180,174)	(7,605,759)
BlackRock Advantage Large Cap Core V.I. Class I Shares	2,810,140	(19,754,114)	(16,943,974)	3,276,604	(22,711,205)	(19,434,601)
BlackRock Advantage Large Cap Value V.I. Class I Shares	2,581,335	(7,630,846)	(5,049,511)	1,725,812	(10,019,845)	(8,294,033)
BlackRock Advantage U.S. Total Market V.I. Class I Shares	1,038,957	(13,751,560)	(12,712,603)	1,371,172	(16,280,741)	(14,909,569)
BlackRock Basic Value V.I. Class I Shares	5,011,320	(19,360,932)	(14,349,612)	2,364,035	(24,576,386)	(22,212,351)
BlackRock Capital Appreciation V.I. Class I Shares	3,650,087	(24,360,507)	(20,710,420)	4,630,090	(21,033,442)	(16,403,352)
BlackRock Equity Dividend V.I. Class I Shares	71,738	(768,953)	(697,215)	140,831	(2,362,245)	(2,221,414)
BlackRock Global Allocation V.I. Class I Shares	4,908,375	(40,516,904)	(35,608,529)	4,219,380	(47,659,046)	(43,439,666)
BlackRock Government Money Market V.I. Class I Shares	41,641,197	(38,547,121)	3,094,076	35,488,303	(34,788,126)	700,177
BlackRock High Yield V.I. Class I Shares	2,628,219	(9,535,776)	(6,907,557)	1,785,207	(9,272,015)	(7,486,808)
BlackRock International V.I. Class I Shares	1,290,656	(8,171,820)	(6,881,164)	1,268,124	(8,513,754)	(7,245,630)
BlackRock Large Cap Focus Growth V.I. Class I Shares	3,138,479	(11,662,927)	(8,524,448)	2,250,112	(11,635,268)	(9,385,156)
BlackRock Managed Volatility V.I. Class I Shares	157,090	(1,221,159)	(1,064,069)	220,458	(1,435,867)	(1,215,409)
BlackRock S&P 500 Index V.I. Class I Shares	5,079,268	(20,073,657)	(14,994,389)	5,526,570	(18,320,819)	(12,794,249)
BlackRock Total Return V.I. Class I Shares	10,672,968	(19,552,587)	(8,879,619)	8,913,157	(18,235,043)	(9,321,886)
BlackRock U.S. Government Bond V.I. Class I Shares	7,338,980	(8,326,983)	(988,003)	3,300,725	(6,526,351)	(3,225,626)
Davis Value	1,647,373	(8,266,807)	(6,619,434)	2,022,610	(8,497,842)	(6,475,232)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Eaton Vance VT Floating-Rate Income	$671,318	$(906,474)	$(235,156)	$358,355	$(499,069)	$(140,714)
Federated Hermes Kaufmann II Primary Shares	1,665,500	(8,006,812)	(6,341,312)	3,939,352	(4,740,639)	(801,287)
Federated Hermes Managed Volatility II Primary Shares	66,055	(498,662)	(432,607)	6,601	(154,615)	(148,014)
Franklin Templeton Foreign Class 2 Shares	76,976	(202,408)	(125,432)	-	(212,172)	(212,172)
Franklin Templeton Growth Class 2 Shares	140,004	(131,211)	8,793	159,538	(218,107)	(58,569)
Invesco Oppenheimer V.I. Main Street Series II Shares	11,093	(438,584)	(427,491)	5,426	(128,856)	(123,430)
Invesco V.I. American Franchise Series I Shares	301,861	(4,125,791)	(3,823,930)	200,213	(2,941,108)	(2,740,895)
Invesco V.I. Comstock Series I Shares	4,776,011	(10,136,319)	(5,360,308)	2,052,172	(11,588,310)	(9,536,138)
Invesco V.I. Core Equity Series I Shares	487,932	(4,624,062)	(4,136,130)	901,901	(5,384,040)	(4,482,139)
Invesco V.I. International Growth Series I Shares	340,170	(1,329,633)	(989,463)	641,337	(2,058,254)	(1,416,917)
Invesco V.I. Mid Cap Core Equity Series I Shares	250,605	(428,972)	(178,367)	108,215	(568,208)	(459,993)
Invesco V.I. Value Opportunities Series I Shares	-	(8,235)	(8,235)	-	(96,110)	(96,110)
Janus Henderson - Enterprise Service Shares	7,380	(227,210)	(219,830)	38,111	(99,308)	(61,197)
Janus Henderson - Forty Service Shares	598,108	(1,289,105)	(690,997)	316,891	(1,596,450)	(1,279,559)
MFS® Growth Initial Class	3,664,864	(14,442,204)	(10,777,340)	2,320,087	(10,213,393)	(7,893,306)
PIMCO CommodityRealReturn® Strategy Administrative Class	1,024,371	(947,481)	76,890	658,430	(1,320,378)	(661,948)
PIMCO Low Duration Administrative Class	11,807,446	(12,132,496)	(325,050)	6,492,392	(7,545,966)	(1,053,574)
PIMCO Real Return Administrative Class	4,538,932	(6,689,217)	(2,150,285)	2,876,596	(4,422,607)	(1,546,011)
PIMCO Total Return Administrative Class	13,555,571	(26,650,588)	(13,095,017)	12,115,820	(27,324,042)	(15,208,222)
Pioneer High Yield VCT Class II Shares	228,612	(400,611)	(171,999)	207,378	(359,451)	(152,073)
Pioneer Real Estate Shares VCT Class II Shares	213,029	(601,589)	(388,560)	159,252	(305,305)	(146,053)
TA Aegon Sustainable Equity Income Service Class	8,443,367	(5,141,579)	3,301,788	1,235,016	(8,098,729)	(6,863,713)
TA BlackRock iShares Edge 40 Service Class	45,829	(190,936)	(145,107)	17,323	(43,294)	(25,971)
TA International Growth Initial Class	347,080	(3,489,783)	(3,142,703)	600,182	(3,375,662)	(2,775,480)
TA Janus Balanced Service Class	192,943	(206,643)	(13,700)	767,009	(363,816)	403,193
TA Janus Mid-Cap Growth Service Class	1,918,007	(5,041,503)	(3,123,496)	201,719	(5,170,455)	(4,968,736)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA JPMorgan Enhanced Index Initial Class	$1,818	$(353,107)	$(351,289)	$2,454	$(70,733)	$(68,279)
TA Legg Mason Dynamic Allocation - Balanced Service Class	149,283	(123,876)	25,407	51,074	(92,877)	(41,803)
TA Legg Mason Dynamic Allocation - Growth Service Class	9,639	(9,684)	(45)	25,537	(7,202)	18,335
TA Managed Risk - Balanced ETF Service Class	118,867	(1,001,763)	(882,896)	758,516	(112,866)	645,650
TA Managed Risk - Conservative ETF Service Class	108,922	(788,925)	(680,003)	298,136	(641,909)	(343,773)
TA Managed Risk - Growth ETF Service Class	-	(1,183,705)	(1,183,705)	10,708	(71,022)	(60,314)
TA Market Participation Strategy Service Class	829,855	(28,590)	801,265	-	(2)	(2)
TA Morgan Stanley Capital Growth Initial Class	354,877	(1,016,543)	(661,666)	1,568,498	(91,377)	1,477,121
TA Morgan Stanley Global Allocation Service Class	1,323	(101,014)	(99,691)	131,207	(27,998)	103,209
TA Multi-Managed Balanced Service Class	61,562	(88,662)	(27,100)	179,124	(32,371)	146,753
TA PIMCO Tactical - Balanced Service Class	135,174	(5,052)	130,122	21,278	(39,111)	(17,833)
TA PIMCO Tactical - Conservative Service Class	275,444	(392,454)	(117,010)	416,798	(110,613)	306,185
TA PIMCO Tactical - Growth Service Class	-	(46,821)	(46,821)	-	(8,829)	(8,829)
TA QS Investors Active Asset Allocation -Conservative Service Class	464,623	(406,521)	58,102	281,582	(140,661)	140,921
TA QS Investors Active Asset Allocation - Moderate Service Class	208,040	(670,475)	(462,435)	548,990	(272,723)	276,267
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	30,273	(18,534)	11,739	-	(240,528)	(240,528)
TA Small/Mid Cap Value Service Class	5,395,183	(7,639,428)	(2,244,245)	592,880	(5,927,623)	(5,334,743)
TA T. Rowe Price Small Cap Initial Class	724,240	(1,993,923)	(1,269,683)	384,062	(1,789,396)	(1,405,334)
TA TS&W International Equity Service Class	256,995	(261,932)	(4,937)	118,748	(292,403)	(173,655)
TA WMC US Growth Service Class	880,624	(11,702,643)	(10,822,019)	584,308	(12,496,374)	(11,912,066)
Wanger International	3,040,628	(6,361,839)	(3,321,211)	820,550	(5,711,109)	(4,890,559)
Wanger USA	998,327	(3,082,185)	(2,083,858)	427,553	(2,611,280)	(2,183,727)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Global Thematic Growth Class A Shares
12/31/2020	449,856	$18.65	to	$18.65	$8,390,267	0.66%	1.35%	to	1.35%	37.54%	to	37.54%
12/31/2019	515,928	13.56	to	13.56	6,996,101	0.41	1.35	to	1.35	28.41	to	28.41
12/31/2018	611,610	10.56	to	10.56	6,458,469	-	1.35	to	1.35	(11.01)	to	(11.01)
12/31/2017	616,655	11.87	to	11.87	7,317,604	0.45	1.35	to	1.35	34.84	to	34.84
12/31/2016	517,420	8.80	to	8.80	4,553,559	-	1.35	to	1.35	(1.95)	to	(1.95)
AB Growth and Income Class A Shares
12/31/2020	239,421	28.67	to	28.36	6,813,530	1.60	1.25	to	1.75	1.44	to	0.94
12/31/2019	271,886	28.26	to	28.10	7,651,516	1.26	1.25	to	1.75	22.01	to	21.96
12/31/2018	265,326	23.12	to	23.06	6,120,476	0.99	1.55	to	1.59	(7.07)	to	(7.11)
12/31/2017	316,636	24.88	to	24.83	7,862,414	1.43	1.55	to	1.59	17.10	to	17.06
12/31/2016	374,901	21.24	to	21.21	7,952,696	0.96	1.55	to	1.59	9.59	to	9.55
AB International Value Class A Shares
12/31/2020	264,284	7.43	to	6.93	1,888,016	2.00	1.25	to	1.75	1.19	to	0.69
12/31/2019	260,497	7.34	to	6.89	1,844,679	0.93	1.25	to	1.75	15.68	to	15.11
12/31/2018	270,115	6.35	to	5.98	1,658,224	1.52	1.25	to	1.75	(23.75)	to	(24.14)
12/31/2017	305,787	8.32	to	7.89	2,472,180	2.32	1.25	to	1.75	23.87	to	23.25
12/31/2016	287,921	6.72	to	6.40	1,884,218	1.27	1.25	to	1.75	(1.73)	to	(2.22)
AB Large Cap Growth Class A Shares
12/31/2020	1,673,424	72.55	to	25.75	111,775,113	-	1.35	to	1.59	33.67	to	33.35
12/31/2019	1,904,569	54.27	to	19.31	94,630,116	-	1.35	to	1.59	32.89	to	32.57
12/31/2018	2,145,346	40.84	to	14.56	80,335,873	-	1.35	to	1.59	1.20	to	0.95
12/31/2017	2,430,725	40.36	to	14.43	90,071,167	-	1.35	to	1.59	30.22	to	29.91
12/31/2016	2,742,905	30.99	to	11.11	77,691,483	-	1.35	to	1.59	1.26	to	1.01
AB Small/Mid Cap Value Class A Shares
12/31/2020	143,330	30.64	to	28.25	4,189,526	1.09	1.25	to	1.75	2.09	to	1.58
12/31/2019	145,096	30.01	to	27.81	4,163,258	0.60	1.25	to	1.75	18.60	to	18.01
12/31/2018	161,560	25.30	to	23.57	3,928,634	0.47	1.25	to	1.75	(16.09)	to	(16.51)
12/31/2017	177,383	30.15	to	28.23	5,156,908	0.46	1.25	to	1.75	11.75	to	11.19
12/31/2016	188,557	26.98	to	25.39	4,917,465	0.62	1.25	to	1.75	23.54	to	22.93
American Century VP Ultra® Class I Shares
12/31/2020	213,384	50.82	to	46.86	10,363,013	-	1.25	to	1.75	47.99	to	47.26
12/31/2019	292,699	34.34	to	31.82	9,618,044	-	1.25	to	1.75	32.91	to	32.25
12/31/2018	305,403	25.84	to	24.06	7,558,916	0.25	1.25	to	1.75	(0.50)	to	(1.00)
12/31/2017	337,810	25.97	to	24.31	8,411,163	0.35	1.25	to	1.75	30.59	to	29.94
12/31/2016	294,835	19.88	to	18.71	5,620,633	0.35	1.25	to	1.75	3.15	to	2.64
American Funds - Asset Allocation Class 2 Shares
12/31/2020	474,273	28.29	to	26.09	13,019,743	1.67	1.40	to	1.90	10.89	to	10.34
12/31/2019	515,866	25.51	to	23.64	12,769,148	1.91	1.40	to	1.90	19.55	to	18.95
12/31/2018	561,461	21.34	to	19.88	11,645,357	1.67	1.40	to	1.90	(5.94)	to	(6.41)
12/31/2017	596,956	22.69	to	21.24	13,185,213	1.52	1.40	to	1.90	14.62	to	14.05
12/31/2016	631,482	19.79	to	18.62	12,178,489	1.59	1.40	to	1.90	7.89	to	7.36
American Funds - Bond Class 2 Shares
12/31/2020	554,659	14.57	to	13.43	7,802,395	2.15	1.40	to	1.90	8.21	to	7.67
12/31/2019	509,185	13.46	to	12.47	6,638,143	2.53	1.40	to	1.90	7.84	to	7.30
12/31/2018	548,880	12.48	to	11.63	6,643,514	2.40	1.40	to	1.90	(2.10)	to	(2.59)
12/31/2017	557,095	12.75	to	11.94	6,903,954	1.85	1.40	to	1.90	2.23	to	1.72
12/31/2016	626,378	12.47	to	11.73	7,593,306	1.64	1.40	to	1.90	1.52	to	1.01

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

		At December 31				For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
American Funds - Growth Class 2 Shares
12/31/2020	793,251	$55.76	to	$51.42	$42,595,252	0.32%	1.40%	to	1.90%	49.97%	to	49.22%
12/31/2019	946,645	37.18	to	34.46	33,990,543	0.74	1.40	to	1.90	28.96	to	28.31
12/31/2018	1,072,621	28.83	to	26.86	29,941,164	0.41	1.40	to	1.90	(1.64)	to	(2.14)
12/31/2017	1,274,994	29.32	to	27.44	36,238,553	0.49	1.40	to	1.90	26.51	to	25.89
12/31/2016	1,469,556	23.17	to	21.80	33,061,531	0.76	1.40	to	1.90	7.97	to	7.43
American Funds - Growth-Income Class 2 Shares
12/31/2020	615,990	33.29	to	30.70	19,782,776	1.36	1.40	to	1.90	11.97	to	11.41
12/31/2019	668,146	29.73	to	27.55	19,182,658	1.62	1.40	to	1.90	24.38	to	23.76
12/31/2018	751,366	23.90	to	22.26	17,380,057	1.37	1.40	to	1.90	(3.16)	to	(3.65)
12/31/2017	897,249	24.68	to	23.11	21,497,596	1.38	1.40	to	1.90	20.69	to	20.09
12/31/2016	970,756	20.45	to	19.24	19,294,213	1.43	1.40	to	1.90	9.98	to	9.43
American Funds - International Class 2 Shares
12/31/2020	2,568,358	26.40	to	24.34	65,128,776	0.67	1.40	to	1.90	12.39	to	11.83
12/31/2019	2,819,685	23.49	to	21.77	63,789,592	1.43	1.40	to	1.90	21.17	to	20.57
12/31/2018	3,176,653	19.38	to	18.05	59,487,172	1.66	1.40	to	1.90	(14.35)	to	(14.78)
12/31/2017	3,408,621	22.63	to	21.18	74,691,804	1.21	1.40	to	1.90	30.31	to	29.67
12/31/2016	4,033,815	17.37	to	16.34	67,989,809	1.26	1.40	to	1.90	2.10	to	1.59
BlackRock Advantage Large Cap Core V.I. Class I Shares
12/31/2020	1,800,578	36.58	to	33.73	153,513,397	1.14	1.25	to	1.75	18.31	to	17.72
12/31/2019	2,038,497	30.92	to	28.66	146,891,000	1.35	1.25	to	1.75	27.32	to	26.69
12/31/2018	2,333,718	24.29	to	22.62	132,202,845	1.42	1.25	to	1.75	(6.41)	to	(6.88)
12/31/2017	2,656,621	25.95	to	24.29	161,705,768	1.28	1.25	to	1.75	20.82	to	20.21
12/31/2016	3,022,229	21.48	to	20.21	152,381,811	1.19	1.25	to	1.75	9.19	to	8.64
BlackRock Advantage Large Cap Value V.I. Class I Shares
12/31/2020	2,075,104	26.91	to	24.82	63,756,212	1.71	1.25	to	1.75	2.37	to	1.86
12/31/2019	2,256,584	26.29	to	24.36	68,025,682	1.99	1.25	to	1.75	23.34	to	22.73
12/31/2018	2,551,970	21.31	to	19.85	62,512,745	1.85	1.25	to	1.75	(9.35)	to	(9.81)
12/31/2017	2,946,975	23.51	to	22.01	79,832,694	1.56	1.25	to	1.75	15.77	to	15.20
12/31/2016	3,189,836	20.31	to	19.11	74,819,920	1.30	1.25	to	1.75	12.19	to	11.63
BlackRock Advantage U.S. Total Market V.I. Class I Shares
12/31/2020	1,224,188	35.08	to	32.34	127,316,216	1.15	1.25	to	1.75	18.47	to	17.88
12/31/2019	1,369,416	29.61	to	27.44	120,265,823	1.68	1.25	to	1.75	27.38	to	26.74
12/31/2018	1,567,924	23.24	to	21.65	107,451,752	1.23	1.25	to	1.75	(7.56)	to	(8.02)
12/31/2017	1,778,857	25.15	to	23.54	133,237,946	0.89	1.25	to	1.75	12.64	to	12.08
12/31/2016	1,990,915	22.32	to	21.00	132,464,219	0.28	1.25	to	1.75	22.12	to	21.51
BlackRock Basic Value V.I. Class I Shares
12/31/2020	3,037,091	25.51	to	23.52	166,961,661	2.39	1.25	to	1.75	2.14	to	1.63
12/31/2019	3,252,451	24.97	to	23.14	179,286,115	2.34	1.25	to	1.75	22.37	to	21.76
12/31/2018	3,704,485	20.41	to	19.01	166,459,462	1.75	1.25	to	1.75	(9.00)	to	(9.46)
12/31/2017	4,199,519	22.43	to	20.99	208,261,903	1.51	1.25	to	1.75	6.90	to	6.37
12/31/2016	4,729,583	20.98	to	19.74	219,362,118	1.49	1.25	to	1.75	16.72	to	16.14
BlackRock Capital Appreciation V.I. Class I Shares
12/31/2020	3,975,808	48.68	to	44.89	150,640,227	-	1.25	to	1.75	40.15	to	39.45
12/31/2019	4,641,317	34.73	to	32.19	126,321,800	-	1.25	to	1.75	30.35	to	29.70
12/31/2018	5,289,519	26.65	to	24.82	110,829,085	-	1.25	to	1.75	1.11	to	0.61
12/31/2017	6,266,741	26.35	to	24.67	130,477,239	-	1.25	to	1.75	31.58	to	30.92
12/31/2016	7,224,513	20.03	to	18.84	114,878,701	-	1.25	to	1.75	(1.15)	to	(1.64)
BlackRock Equity Dividend V.I. Class I Shares
12/31/2020	123,340	69.75	to	69.75	8,602,684	2.20	1.35	to	1.35	2.52	to	2.52
12/31/2019	134,635	68.03	to	68.03	9,159,685	2.01	1.35	to	1.35	26.00	to	26.00
12/31/2018	170,813	54.00	to	54.00	9,223,249	1.93	1.35	to	1.35	(8.42)	to	(8.42)
12/31/2017	202,265	58.96	to	58.96	11,925,176	1.75	1.35	to	1.35	15.18	to	15.18
12/31/2016	241,953	51.19	to	51.19	12,385,242	1.77	1.35	to	1.35	14.84	to	14.84

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock Global Allocation V.I. Class I Shares
12/31/2020	7,730,821	$28.10	to	$25.91	$362,526,008	1.27%	1.25%	to	1.75%	19.51%	to	18.91%
12/31/2019	8,623,407	23.51	to	21.79	338,645,124	1.23	1.25	to	1.75	16.52	to	15.94
12/31/2018	9,772,637	20.18	to	18.80	330,835,345	0.91	1.25	to	1.75	(8.49)	to	(8.95)
12/31/2017	11,375,553	22.05	to	20.64	417,660,409	1.28	1.25	to	1.75	12.45	to	11.89
12/31/2016	12,859,841	19.61	to	18.45	417,309,687	1.25	1.25	to	1.75	2.82	to	2.31
BlackRock Government Money Market V.I. Class I Shares
12/31/2020	7,357,615	9.92	to	9.15	91,924,743	0.32	1.25	to	1.75	(0.91)	to	(1.40)
12/31/2019	7,089,589	10.02	to	9.28	89,787,729	1.95	1.25	to	1.75	0.71	to	0.20
12/31/2018	7,011,565	9.95	to	9.26	88,575,781	1.60	1.25	to	1.75	0.34	to	(0.17)
12/31/2017	6,593,445	9.91	to	9.28	82,579,365	0.64	1.25	to	1.75	(0.60)	to	(1.09)
12/31/2016	7,268,768	9.97	to	9.38	92,394,288	0.13	1.25	to	1.75	(1.11)	to	(1.60)
BlackRock High Yield V.I. Class I Shares
12/31/2020	1,997,550	23.49	to	21.66	73,441,354	5.31	1.25	to	1.75	5.96	to	5.43
12/31/2019	2,177,839	22.17	to	20.54	76,597,136	5.40	1.25	to	1.75	13.86	to	13.29
12/31/2018	2,398,476	19.47	to	18.13	74,253,534	5.48	1.25	to	1.75	(3.87)	to	(4.35)
12/31/2017	2,790,897	20.25	to	18.96	90,443,375	5.17	1.25	to	1.75	5.99	to	5.46
12/31/2016	3,080,189	19.11	to	17.98	95,184,463	5.46	1.25	to	1.75	11.51	to	10.96
BlackRock International V.I. Class I Shares
12/31/2020	2,673,041	22.02	to	20.30	71,952,501	0.51	1.25	to	1.75	19.82	to	19.22
12/31/2019	2,991,541	18.38	to	17.03	67,221,355	1.17	1.25	to	1.75	30.48	to	29.83
12/31/2018	3,357,454	14.08	to	13.12	57,801,027	2.62	1.25	to	1.75	(22.80)	to	(23.19)
12/31/2017	3,748,807	18.24	to	17.08	83,696,547	-	1.25	to	1.75	29.48	to	28.84
12/31/2016	3,928,652	14.09	to	13.26	67,944,515	1.67	1.25	to	1.75	(0.85)	to	(1.35)
BlackRock Large Cap Focus Growth V.I. Class I Shares
12/31/2020	2,352,250	52.18	to	48.11	102,671,804	-	1.25	to	1.75	41.96	to	41.25
12/31/2019	2,592,481	36.76	to	34.06	79,817,955	-	1.25	to	1.75	31.05	to	30.40
12/31/2018	2,925,988	28.05	to	26.12	68,807,315	-	1.25	to	1.75	1.73	to	1.22
12/31/2017	3,355,409	27.57	to	25.81	77,695,399	0.04	1.25	to	1.75	27.95	to	27.32
12/31/2016	3,779,776	21.55	to	20.27	68,622,461	0.67	1.25	to	1.75	6.55	to	6.02
BlackRock Managed Volatility V.I. Class I Shares
12/31/2020	286,172	27.06	to	27.06	7,742,393	3.75	1.35	to	1.35	2.18	to	2.18
12/31/2019	326,276	26.48	to	26.48	8,638,829	3.18	1.35	to	1.35	0.66	to	0.66
12/31/2018	372,449	26.30	to	26.30	9,796,302	1.71	1.35	to	1.35	(0.34)	to	(0.34)
12/31/2017	432,915	26.39	to	26.39	11,425,775	0.33	1.35	to	1.35	3.58	to	3.58
12/31/2016	500,287	25.48	to	25.48	12,748,126	0.80	1.35	to	1.35	0.34	to	0.34
BlackRock S&P 500 Index V.I. Class I Shares
12/31/2020	3,235,441	36.72	to	33.86	154,544,491	1.76	1.25	to	1.75	16.77	to	16.19
12/31/2019	3,622,981	31.45	to	29.14	147,683,495	2.15	1.25	to	1.75	29.71	to	29.07
12/31/2018	3,972,195	24.24	to	22.58	124,920,891	0.99	1.25	to	1.75	(5.80)	to	(6.27)
12/31/2017	4,354,670	25.74	to	24.09	147,006,583	1.67	1.25	to	1.75	20.00	to	19.40
12/31/2016	4,737,162	21.45	to	20.18	133,801,141	1.89	1.25	to	1.75	10.21	to	9.67
BlackRock Total Return V.I. Class I Shares
12/31/2020	5,496,313	15.88	to	14.65	116,668,243	2.19	1.25	to	1.75	7.54	to	7.00
12/31/2019	5,897,872	14.77	to	13.69	117,625,674	2.93	1.25	to	1.75	8.13	to	7.59
12/31/2018	6,297,785	13.66	to	12.72	117,824,934	2.78	1.25	to	1.75	(1.70)	to	(2.19)
12/31/2017	7,131,291	13.89	to	13.01	135,613,494	2.52	1.25	to	1.75	2.31	to	1.80
12/31/2016	7,498,812	13.58	to	12.78	140,477,141	2.04	1.25	to	1.75	1.48	to	0.98
BlackRock U.S. Government Bond V.I. Class I Shares
12/31/2020	2,450,733	13.86	to	12.78	51,946,763	1.82	1.25	to	1.75	5.14	to	4.62
12/31/2019	2,493,311	13.18	to	12.21	50,401,761	2.33	1.25	to	1.75	5.04	to	4.52
12/31/2018	2,646,121	12.55	to	11.69	51,178,408	2.18	1.25	to	1.75	(0.96)	to	(1.45)
12/31/2017	3,093,054	12.67	to	11.86	60,629,989	2.09	1.25	to	1.75	0.25	to	(0.25)
12/31/2016	3,427,301	12.64	to	11.89	67,189,669	1.81	1.25	to	1.75	0.07	to	(0.43)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Davis Value
12/31/2020	2,347,373	$27.87	to	$25.69	$63,464,588	0.71%	1.25%	to	1.75%	10.33%	to	9.78%
12/31/2019	2,628,930	25.26	to	23.40	64,512,429	1.58	1.25	to	1.75	29.54	to	28.89
12/31/2018	2,928,421	19.50	to	18.16	55,481,837	0.83	1.25	to	1.75	(14.68)	to	(15.11)
12/31/2017	3,240,411	22.85	to	21.39	72,113,053	0.76	1.25	to	1.75	21.11	to	20.51
12/31/2016	3,624,435	18.87	to	17.75	66,645,842	1.24	1.25	to	1.75	10.50	to	9.95
Eaton Vance VT Floating-Rate Income
12/31/2020	225,922	14.97	to	13.81	3,243,622	3.33	1.15	to	1.65	0.83	to	0.33
12/31/2019	246,364	14.85	to	13.76	3,517,180	4.31	1.15	to	1.65	5.86	to	5.33
12/31/2018	256,450	14.03	to	13.06	3,468,039	3.78	1.15	to	1.65	(1.22)	to	(1.72)
12/31/2017	233,129	14.20	to	13.29	3,199,850	3.27	1.15	to	1.65	2.25	to	1.74
12/31/2016	225,782	13.89	to	13.07	3,035,336	3.49	1.15	to	1.65	7.70	to	7.17
Federated Hermes Kaufmann II Primary Shares
12/31/2020	770,417	50.94	to	46.97	37,572,262	-	1.25	to	1.75	27.19	to	26.56
12/31/2019	927,072	40.05	to	37.11	35,605,041	-	1.25	to	1.75	32.16	to	31.50
12/31/2018	952,789	30.30	to	28.22	27,710,888	-	1.25	to	1.75	2.55	to	2.03
12/31/2017	992,725	29.55	to	27.66	28,183,872	-	1.25	to	1.75	26.74	to	26.11
12/31/2016	1,087,883	23.32	to	21.93	24,410,908	-	1.25	to	1.75	2.38	to	1.87
Federated Hermes Managed Volatility II Primary Shares
12/31/2020	162,722	10.87	to	10.74	1,763,046	2.72	1.25	to	1.75	(0.32)	to	(0.82)
12/31/2019	205,336	10.91	to	10.83	2,235,177	2.10	1.25	to	1.75	18.73	to	18.14
12/31/2018(1)	220,004	9.19	to	9.17	2,020,040	-	1.25	to	1.75	-	to	-
Franklin Templeton Foreign Class 2 Shares
12/31/2020	96,770	16.38	to	15.10	1,523,984	3.37	1.15	to	1.65	(2.29)	to	(2.78)
12/31/2019	106,302	16.76	to	15.53	1,716,049	1.75	1.15	to	1.65	11.24	to	10.69
12/31/2018	120,421	15.07	to	14.03	1,752,984	2.70	1.15	to	1.65	(16.41)	to	(16.83)
12/31/2017	133,899	18.03	to	16.87	2,336,828	2.60	1.15	to	1.65	15.36	to	14.79
12/31/2016	163,224	15.63	to	14.70	2,476,543	1.97	1.15	to	1.65	5.95	to	5.43
Franklin Templeton Growth Class 2 Shares
12/31/2020	104,480	18.36	to	16.93	1,828,963	3.03	1.15	to	1.65	4.59	to	4.07
12/31/2019	103,220	17.55	to	16.27	1,734,149	2.77	1.15	to	1.65	13.84	to	13.27
12/31/2018	106,873	15.42	to	14.36	1,582,082	2.00	1.15	to	1.65	(15.83)	to	(16.25)
12/31/2017	117,571	18.32	to	17.15	2,074,103	1.60	1.15	to	1.65	17.15	to	16.57
12/31/2016	130,124	15.64	to	14.71	1,966,681	2.07	1.15	to	1.65	8.37	to	7.83
Invesco Oppenheimer V.I. Main Street Series II Shares
12/31/2020	22,276	32.23	to	29.72	691,973	1.03	1.15	to	1.65	12.39	to	11.83
12/31/2019	37,632	28.68	to	26.58	1,046,855	0.81	1.15	to	1.65	30.23	to	29.58
12/31/2018	42,583	22.02	to	20.51	911,918	0.96	1.15	to	1.65	(9.15)	to	(9.61)
12/31/2017	38,713	24.24	to	22.69	911,459	1.03	1.15	to	1.65	15.31	to	14.73
12/31/2016	38,232	21.02	to	19.78	782,328	0.84	1.15	to	1.65	10.03	to	9.48
Invesco V.I. American Franchise Series I Shares
12/31/2020	760,998	33.81	to	19.47	23,671,266	0.07	1.35	to	1.59	40.45	to	40.11
12/31/2019	913,144	24.07	to	13.90	20,332,816	-	1.35	to	1.59	34.92	to	34.60
12/31/2018	1,054,353	17.84	to	10.32	17,358,042	-	1.35	to	1.59	(4.92)	to	(5.15)
12/31/2017	1,167,045	18.77	to	10.89	20,225,060	0.08	1.35	to	1.59	25.64	to	25.34
12/31/2016	1,317,995	14.94	to	8.68	18,217,296	-	1.35	to	1.59	0.90	to	0.66
Invesco V.I. Comstock Series I Shares
12/31/2020	2,659,636	25.18	to	23.22	66,647,765	2.48	1.25	to	1.75	(2.08)	to	(2.57)
12/31/2019	2,857,415	25.72	to	23.83	73,398,966	1.96	1.25	to	1.75	23.74	to	23.13
12/31/2018	3,259,212	20.78	to	19.36	67,764,066	1.68	1.25	to	1.75	(13.26)	to	(13.70)
12/31/2017	3,773,171	23.96	to	22.43	90,599,876	2.17	1.25	to	1.75	16.39	to	15.81
12/31/2016	4,272,133	20.59	to	19.37	88,179,004	1.50	1.25	to	1.75	15.85	to	15.27

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Invesco V.I. Core Equity Series I Shares
12/31/2020	1,737,672	$24.26	to	$23.41	$42,097,241	1.33%	1.35%	to	1.59%	12.32%	to	12.05%
12/31/2019	1,930,911	21.60	to	20.89	41,652,814	0.93	1.35	to	1.59	27.24	to	26.93
12/31/2018	2,159,367	16.98	to	16.46	36,614,142	0.88	1.35	to	1.59	(10.62)	to	(10.83)
12/31/2017	2,466,299	18.99	to	18.46	46,790,872	1.02	1.35	to	1.59	11.66	to	11.39
12/31/2016	2,753,785	17.01	to	16.57	46,789,592	0.75	1.35	to	1.59	8.79	to	8.53
Invesco V.I. International Growth Series I Shares
12/31/2020	388,307	31.04	to	17.24	6,975,293	2.29	1.55	to	1.59	12.24	to	12.20
12/31/2019	447,137	27.65	to	15.37	7,125,474	1.51	1.55	to	1.59	26.60	to	26.54
12/31/2018	546,792	21.84	to	12.15	6,860,331	2.07	1.55	to	1.59	(16.29)	to	(16.33)
12/31/2017	566,921	26.09	to	14.51	8,497,518	1.41	1.55	to	1.59	21.12	to	21.07
12/31/2016	648,393	21.54	to	11.99	8,048,773	1.41	1.55	to	1.59	(1.98)	to	(2.02)
Invesco V.I. Mid Cap Core Equity Series I Shares
12/31/2020	107,153	26.09	to	24.06	2,675,157	0.71	1.25	to	1.75	7.89	to	7.35
12/31/2019	114,410	24.18	to	22.41	2,652,365	0.50	1.25	to	1.75	23.72	to	23.10
12/31/2018	135,879	19.54	to	18.20	2,551,100	0.51	1.25	to	1.75	(12.46)	to	(12.90)
12/31/2017	144,818	22.32	to	20.90	3,114,210	0.53	1.25	to	1.75	13.49	to	12.93
12/31/2016	174,023	19.67	to	18.50	3,304,222	0.07	1.25	to	1.75	12.03	to	11.47
Invesco V.I. Value Opportunities Series I Shares
12/31/2020	10,200	19.04	to	17.55	187,010	0.41	1.25	to	1.75	4.14	to	3.62
12/31/2019	10,749	18.28	to	16.94	189,878	0.20	1.25	to	1.75	28.99	to	28.35
12/31/2018	16,760	14.17	to	13.20	230,775	0.32	1.25	to	1.75	(20.19)	to	(20.59)
12/31/2017	16,979	17.75	to	16.62	293,508	0.39	1.25	to	1.75	15.98	to	15.41
12/31/2016	17,721	15.31	to	14.40	264,558	0.41	1.25	to	1.75	16.87	to	16.29
Janus Henderson - Enterprise Service Shares
12/31/2020	11,281	41.15	to	38.41	447,425	0.05	1.15	to	1.65	17.82	to	17.23
12/31/2019	17,753	34.93	to	32.76	600,783	0.05	1.15	to	1.65	33.61	to	32.95
12/31/2018	19,742	26.14	to	24.64	502,361	0.13	1.15	to	1.65	(1.81)	to	(2.30)
12/31/2017	20,132	26.62	to	25.22	522,823	0.53	1.15	to	1.65	25.64	to	25.01
12/31/2016	26,855	21.19	to	20.18	554,440	0.70	1.15	to	1.65	10.83	to	10.27
Janus Henderson - Forty Service Shares
12/31/2020	176,748	47.09	to	43.95	7,970,628	0.64	1.15	to	1.65	37.45	to	36.76
12/31/2019	194,787	34.26	to	32.14	6,427,510	0.02	1.15	to	1.65	35.29	to	34.61
12/31/2018	238,201	25.33	to	23.87	5,825,664	1.20	1.15	to	1.65	0.55	to	0.04
12/31/2017	271,560	25.19	to	23.86	6,629,807	-	1.15	to	1.65	28.51	to	27.88
12/31/2016	285,189	19.60	to	18.66	5,438,914	0.86	1.15	to	1.65	0.78	to	0.28
MFS® Growth Initial Class
12/31/2020	1,601,051	71.78	to	24.28	99,306,874	-	1.35	to	1.59	30.09	to	29.78
12/31/2019	1,818,062	55.18	to	18.71	86,146,511	-	1.35	to	1.59	36.30	to	35.97
12/31/2018	2,032,233	40.49	to	13.76	69,779,000	0.09	1.35	to	1.59	1.28	to	1.04
12/31/2017	2,211,050	39.97	to	13.62	74,249,905	0.10	1.35	to	1.59	29.65	to	29.34
12/31/2016	2,440,979	30.83	to	10.53	62,439,324	0.04	1.35	to	1.59	1.07	to	0.83
PIMCO CommodityRealReturn® Strategy Administrative Class
12/31/2020	1,245,915	6.44	to	5.94	7,696,210	6.39	1.25	to	1.75	0.09	to	(0.41)
12/31/2019	1,206,434	6.44	to	5.97	7,466,123	4.45	1.25	to	1.75	10.05	to	9.50
12/31/2018	1,315,751	5.85	to	5.45	7,423,665	2.09	1.25	to	1.75	(15.21)	to	(15.63)
12/31/2017	1,412,367	6.90	to	6.46	9,419,538	11.01	1.25	to	1.75	0.89	to	0.38
12/31/2016	1,427,044	6.84	to	6.43	9,455,115	1.10	1.25	to	1.75	13.73	to	13.16
PIMCO Low Duration Administrative Class
12/31/2020	3,675,392	12.70	to	11.86	45,062,295	1.22	1.25	to	1.75	1.71	to	1.20
12/31/2019	3,711,786	12.49	to	11.72	44,870,927	2.78	1.25	to	1.75	2.73	to	2.22
12/31/2018	3,796,153	12.16	to	11.46	44,803,746	1.91	1.25	to	1.75	(0.91)	to	(1.41)
12/31/2017	4,350,956	12.27	to	11.63	51,933,905	1.34	1.25	to	1.75	0.09	to	(0.41)
12/31/2016	4,417,398	12.26	to	11.67	52,806,154	1.49	1.25	to	1.75	0.15	to	(0.35)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

PIMCO Real Return Administrative Class
12/31/2020	1,819,507	$16.21	to	$14.95	$28,285,343	1.40%	1.25%	to	1.75%	10.33%	to	9.78%
12/31/2019	1,981,765	14.70	to	13.62	28,016,079	1.68	1.25	to	1.75	7.09	to	6.56
12/31/2018	2,091,521	13.72	to	12.78	27,693,008	2.47	1.25	to	1.75	(3.43)	to	(3.91)
12/31/2017	2,363,797	14.21	to	13.30	32,489,395	2.37	1.25	to	1.75	2.37	to	1.86
12/31/2016	2,472,174	13.88	to	13.06	33,264,101	2.24	1.25	to	1.75	3.89	to	3.38
PIMCO Total Return Administrative Class
12/31/2020	8,926,116	18.20	to	16.78	171,674,446	2.13	1.25	to	1.75	7.30	to	6.76
12/31/2019	9,641,417	16.96	to	15.72	173,221,565	3.02	1.25	to	1.75	7.01	to	6.48
12/31/2018	10,491,439	15.85	to	14.77	176,625,425	2.54	1.25	to	1.75	(1.77)	to	(2.27)
12/31/2017	11,882,913	16.14	to	15.11	204,209,624	2.02	1.25	to	1.75	3.62	to	3.10
12/31/2016	12,850,170	15.58	to	14.65	214,097,316	2.09	1.25	to	1.75	1.40	to	0.90
Pioneer High Yield VCT Class II Shares
12/31/2020	130,278	19.75	to	18.21	2,474,038	5.16	1.20	to	1.70	0.76	to	0.26
12/31/2019	140,276	19.60	to	18.17	2,652,274	4.67	1.20	to	1.70	12.92	to	12.36
12/31/2018	148,851	17.36	to	16.17	2,498,228	4.46	1.20	to	1.70	(5.10)	to	(5.57)
12/31/2017	166,120	18.29	to	17.12	2,944,511	4.31	1.20	to	1.70	5.73	to	5.21
12/31/2016	142,492	17.30	to	16.28	2,396,021	4.68	1.20	to	1.70	12.41	to	11.86
Pioneer Real Estate Shares VCT Class II Shares
12/31/2020	74,714	19.38	to	18.17	1,405,253	1.48	1.25	to	1.75	(8.77)	to	(9.23)
12/31/2019	92,385	21.24	to	20.02	1,915,529	1.94	1.25	to	1.75	26.32	to	25.69
12/31/2018	100,093	16.81	to	15.93	1,646,161	2.35	1.25	to	1.75	(8.69)	to	(9.15)
12/31/2017	140,198	18.41	to	17.53	2,532,040	2.28	1.25	to	1.75	2.02	to	1.51
12/31/2016	152,847	18.05	to	17.27	2,708,236	3.26	1.25	to	1.75	4.51	to	3.99
TA Aegon Sustainable Equity Income Service Class
12/31/2020	3,439,902	13.71	to	13.24	46,322,059	2.88	1.25	to	1.75	(8.74)	to	(9.19)
12/31/2019	3,069,502	15.02	to	14.58	45,414,806	2.20	1.25	to	1.75	22.04	to	21.43
12/31/2018	3,569,691	12.31	to	12.01	43,400,276	1.92	1.25	to	1.75	(12.79)	to	(13.23)
12/31/2017	3,808,243	14.11	to	13.84	53,221,333	2.14	1.25	to	1.75	14.69	to	14.12
12/31/2016	4,591,300	12.31	to	12.13	56,088,136	2.12	1.25	to	1.75	13.17	to	12.61
TA BlackRock iShares Edge 40 Service Class
12/31/2020	34,294	13.56	to	12.71	449,464	2.20	1.25	to	1.75	8.09	to	7.55
12/31/2019	46,050	12.54	to	11.82	557,264	1.98	1.25	to	1.75	13.67	to	13.11
12/31/2018	48,326	11.03	to	10.45	516,092	1.65	1.25	to	1.75	(5.62)	to	(6.09)
12/31/2017	51,514	11.69	to	11.13	584,771	1.51	1.25	to	1.75	8.16	to	7.63
12/31/2016	53,364	10.81	to	10.34	561,515	1.30	1.25	to	1.75	0.73	to	0.23
TA International Growth Initial Class
12/31/2020	2,025,811	12.89	to	12.89	26,120,964	2.24	1.35	to	1.35	19.28	to	19.28
12/31/2019	2,326,132	10.81	to	10.81	25,146,132	1.63	1.35	to	1.35	25.97	to	25.97
12/31/2018	2,608,040	8.58	to	8.58	22,381,298	1.21	1.35	to	1.35	(18.82)	to	(18.82)
12/31/2017(1)	2,955,986	10.57	to	10.57	31,246,587	-	1.35	to	1.35	-	to	-
TA Janus Balanced Service Class
12/31/2020	163,023	14.89	to	14.61	2,405,758	1.51	1.25	to	1.75	12.89	to	12.33
12/31/2019	165,518	13.19	to	13.00	2,168,477	1.28	1.25	to	1.75	20.26	to	19.66
12/31/2018	132,419	10.96	to	10.87	1,446,353	1.04	1.25	to	1.75	(1.31)	to	(1.81)
12/31/2017(1)	24,152	11.11	to	11.07	267,949	0.84	1.25	to	1.75	-	to	-
TA Janus Mid-Cap Growth Service Class
12/31/2020	837,142	25.62	to	24.49	20,963,332	0.04	1.25	to	1.75	17.45	to	16.87
12/31/2019	959,825	21.81	to	20.96	20,519,678	-	1.25	to	1.75	34.64	to	33.96
12/31/2018	1,214,087	16.20	to	15.65	19,335,112	-	1.25	to	1.75	(2.69)	to	(3.18)
12/31/2017	1,461,573	16.65	to	16.16	23,976,771	-	1.25	to	1.75	27.14	to	26.51
12/31/2016	1,805,697	13.10	to	12.77	23,354,699	-	1.25	to	1.75	(3.51)	to	(3.99)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Enhanced Index Initial Class
12/31/2020	78,583	$15.52	to	$15.26	$1,211,504	1.45%	1.15%	to	1.65%	18.79%	to	18.20%
12/31/2019	104,551	13.06	to	12.91	1,360,294	1.19	1.15	to	1.65	29.54	to	28.89
12/31/2018	110,445	10.08	to	10.01	1,111,092	1.12	1.15	to	1.65	(7.09)	to	(7.56)
12/31/2017(1)	93,942	10.85	to	10.83	1,018,701	-	1.15	to	1.65	-	to	-
TA Legg Mason Dynamic Allocation - Balanced Service Class
12/31/2020	54,035	12.90	to	12.90	696,889	1.69	1.35	to	1.35	(1.88)	to	(1.88)
12/31/2019	52,147	13.14	to	13.14	685,445	1.64	1.35	to	1.35	14.51	to	14.51
12/31/2018	55,150	11.48	to	11.48	633,083	1.70	1.35	to	1.35	(4.62)	to	(4.62)
12/31/2017	48,431	12.04	to	12.04	582,865	1.04	1.35	to	1.35	8.99	to	8.99
12/31/2016	68,094	11.04	to	11.04	751,922	1.03	1.35	to	1.35	(2.00)	to	(2.00)
TA Legg Mason Dynamic Allocation - Growth Service Class
12/31/2020	29,063	13.36	to	13.36	388,358	1.62	1.35	to	1.35	(3.48)	to	(3.48)
12/31/2019	29,119	13.84	to	13.84	403,116	1.38	1.35	to	1.35	15.26	to	15.26
12/31/2018	27,578	12.01	to	12.01	331,239	0.96	1.35	to	1.35	(6.02)	to	(6.02)
12/31/2017	13,151	12.78	to	12.78	168,068	0.99	1.35	to	1.35	11.69	to	11.69
12/31/2016	9,619	11.44	to	11.44	110,064	0.56	1.35	to	1.35	(2.31)	to	(2.31)
TA Managed Risk - Balanced ETF Service Class
12/31/2020	319,816	14.22	to	14.22	4,547,851	2.03	1.35	to	1.35	2.79	to	2.79
12/31/2019	384,671	13.83	to	13.83	5,321,555	1.98	1.35	to	1.35	14.10	to	14.10
12/31/2018	334,959	12.12	to	12.12	4,061,348	1.73	1.35	to	1.35	(5.83)	to	(5.83)
12/31/2017	299,670	12.88	to	12.88	3,858,554	1.63	1.35	to	1.35	11.92	to	11.92
12/31/2016	277,082	11.50	to	11.50	3,187,688	1.80	1.35	to	1.35	2.36	to	2.36
TA Managed Risk - Conservative ETF Service Class
12/31/2020	276,194	13.47	to	13.47	3,721,597	2.11	1.35	to	1.35	3.51	to	3.51
12/31/2019	329,584	13.02	to	13.02	4,290,599	2.01	1.35	to	1.35	10.69	to	10.69
12/31/2018	356,948	11.76	to	11.76	4,198,200	1.95	1.35	to	1.35	(4.90)	to	(4.90)
12/31/2017	278,453	12.37	to	12.37	3,443,574	1.79	1.35	to	1.35	9.55	to	9.55
12/31/2016	222,799	11.29	to	11.29	2,515,182	1.95	1.35	to	1.35	2.68	to	2.68
TA Managed Risk - Growth ETF Service Class
12/31/2020	185,343	15.73	to	15.73	2,916,248	1.84	1.35	to	1.35	2.82	to	2.82
12/31/2019	268,736	15.30	to	15.30	4,112,462	1.77	1.35	to	1.35	17.81	to	17.81
12/31/2018	273,090	12.99	to	12.99	3,547,352	1.59	1.35	to	1.35	(8.41)	to	(8.41)
12/31/2017	261,881	14.18	to	14.18	3,714,112	2.08	1.35	to	1.35	16.89	to	16.89
12/31/2016	126,971	12.13	to	12.13	1,540,592	1.34	1.35	to	1.35	3.27	to	3.27
TA Market Participation Strategy Service Class
12/31/2020	50,586	17.01	to	17.01	860,449	0.30	1.35	to	1.35	18.72	to	18.72
12/31/2019	1,551	14.33	to	14.33	22,227	0.92	1.35	to	1.35	16.99	to	16.99
12/31/2018	1,551	12.25	to	12.25	18,999	0.37	1.35	to	1.35	(4.04)	to	(4.04)
12/31/2017	1,551	12.76	to	12.76	19,799	-	1.35	to	1.35	9.31	to	9.31
12/31/2016	-	11.68	to	11.68	-	-	1.35	to	1.35	2.77	to	2.77
TA Morgan Stanley Capital Growth Initial Class
12/31/2020	105,119	22.69	to	22.56	2,380,679	-	1.15	to	1.65	115.38	to	114.31
12/31/2019(1)	149,328	10.53	to	10.53	1,572,564	-	1.15	to	1.65	-	to	-
TA Morgan Stanley Global Allocation Service Class
12/31/2020	16,372	13.28	to	13.26	217,107	1.06	1.55	to	1.59	16.52	to	16.47
12/31/2019	24,730	11.40	to	11.39	281,570	0.96	1.55	to	1.59	16.03	to	15.99
12/31/2018	14,662	9.82	to	9.82	143,925	0.59	1.55	to	1.59	(9.05)	to	(9.09)
12/31/2017(1)	2,667	10.80	to	10.80	28,797	0.00	1.55	to	1.59	-	to	-
TA Multi-Managed Balanced Service Class
12/31/2020	28,822	14.13	to	13.87	403,268	1.26	1.25	to	1.75	14.17	to	13.60
12/31/2019	31,331	12.38	to	12.21	385,113	1.44	1.25	to	1.75	19.99	to	19.39
12/31/2018	18,208	10.32	to	10.23	187,163	1.85	1.25	to	1.75	(5.10)	to	(5.58)
12/31/2017(1)	6,555	10.87	to	10.83	71,074	-	1.25	to	1.75	-	to	-

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA PIMCO Tactical - Balanced Service Class
12/31/2020	86,099	$15.00	to	$15.00	$1,291,467	3.32%	1.35%	to	1.35%	7.40%	to	7.40%
12/31/2019	76,864	13.97	to	13.97	1,073,518	0.16	1.35	to	1.35	18.07	to	18.07
12/31/2018	78,278	11.83	to	11.83	925,937	3.66	1.35	to	1.35	(8.19)	to	(8.19)
12/31/2017	44,343	12.88	to	12.88	571,327	0.31	1.35	to	1.35	10.54	to	10.54
12/31/2016	25,244	11.66	to	11.66	294,237	0.27	1.35	to	1.35	3.97	to	3.97
TA PIMCO Tactical - Conservative Service Class
12/31/2020	101,984	14.62	to	14.62	1,491,205	1.40	1.35	to	1.35	8.42	to	8.42
12/31/2019	109,406	13.49	to	13.49	1,475,519	0.10	1.35	to	1.35	15.99	to	15.99
12/31/2018	85,882	11.63	to	11.63	998,592	3.36	1.35	to	1.35	(6.43)	to	(6.43)
12/31/2017	77,721	12.43	to	12.43	965,762	1.28	1.35	to	1.35	8.92	to	8.92
12/31/2016	63,642	11.41	to	11.41	726,067	0.43	1.35	to	1.35	3.57	to	3.57
TA PIMCO Tactical - Growth Service Class
12/31/2020	24,275	15.69	to	15.69	380,802	4.00	1.35	to	1.35	7.63	to	7.63
12/31/2019	27,370	14.58	to	14.58	398,923	-	1.35	to	1.35	19.93	to	19.93
12/31/2018	28,066	12.15	to	12.15	341,096	3.02	1.35	to	1.35	(8.93)	to	(8.93)
12/31/2017	21,176	13.34	to	13.34	282,586	0.42	1.35	to	1.35	13.29	to	13.29
12/31/2016	20,095	11.78	to	11.78	236,704	-	1.35	to	1.35	3.47	to	3.47
TA QS Investors Active Asset Allocation - Conservative Service Class
12/31/2020	288,967	13.09	to	13.09	3,781,889	2.08	1.35	to	1.35	5.22	to	5.22
12/31/2019	283,215	12.44	to	12.44	3,522,633	2.02	1.35	to	1.35	9.74	to	9.74
12/31/2018	270,976	11.33	to	11.33	3,071,186	1.63	1.35	to	1.35	(4.20)	to	(4.20)
12/31/2017	266,524	11.83	to	11.83	3,153,122	1.77	1.35	to	1.35	10.20	to	10.20
12/31/2016	256,653	10.74	to	10.74	2,755,207	1.20	1.35	to	1.35	1.27	to	1.27
TA QS Investors Active Asset Allocation - Moderate Service Class
12/31/2020	266,843	13.10	to	13.10	3,494,642	1.86	1.35	to	1.35	1.86	to	1.86
12/31/2019	304,375	12.86	to	12.86	3,913,275	1.91	1.35	to	1.35	9.64	to	9.64
12/31/2018	281,488	11.73	to	11.73	3,300,869	1.53	1.35	to	1.35	(5.46)	to	(5.46)
12/31/2017	187,076	12.40	to	12.40	2,320,460	1.37	1.35	to	1.35	13.90	to	13.90
12/31/2016	111,616	10.89	to	10.89	1,215,500	1.34	1.35	to	1.35	0.82	to	0.82
TA QS Investors Active Asset Allocation - Moderate Growth Service Class
12/31/2020	113,895	13.01	to	13.01	1,481,201	1.86	1.35	to	1.35	(3.39)	to	(3.39)
12/31/2019	112,837	13.46	to	13.46	1,518,949	1.59	1.35	to	1.35	9.86	to	9.86
12/31/2018	131,361	12.25	to	12.25	1,609,579	1.37	1.35	to	1.35	(7.22)	to	(7.22)
12/31/2017	134,949	13.21	to	13.21	1,782,205	1.29	1.35	to	1.35	18.70	to	18.70
12/31/2016	127,014	11.13	to	11.13	1,413,204	1.10	1.35	to	1.35	0.60	to	0.60
TA Small/Mid Cap Value Service Class
12/31/2020	1,399,631	24.41	to	22.89	33,058,726	1.01	1.25	to	1.75	2.45	to	1.94
12/31/2019	1,425,805	23.82	to	22.46	32,964,565	0.74	1.25	to	1.75	23.39	to	22.77
12/31/2018	1,671,502	19.31	to	18.29	31,427,668	0.66	1.25	to	1.75	(12.74)	to	(13.18)
12/31/2017	1,819,261	22.12	to	21.07	39,288,786	0.95	1.25	to	1.75	13.83	to	13.26
12/31/2016	2,172,553	19.44	to	18.60	41,318,344	0.54	1.25	to	1.75	19.31	to	18.72
TA T. Rowe Price Small Cap Initial Class
12/31/2020	725,347	16.35	to	16.07	11,704,719	-	1.15	to	1.65	22.15	to	21.54
12/31/2019	810,999	13.38	to	13.22	10,755,606	-	1.15	to	1.65	31.25	to	30.60
12/31/2018	928,039	10.20	to	10.13	9,411,334	-	1.15	to	1.65	(8.15)	to	(8.61)
12/31/2017(1)	999,083	11.10	to	11.08	11,073,949	-	1.15	to	1.65	-	to	-
TA TS&W International Equity Service Class
12/31/2020	262,571	11.12	to	10.93	2,896,657	2.98	1.15	to	1.65	4.99	to	4.46
12/31/2019	262,152	10.59	to	10.47	2,761,038	1.18	1.15	to	1.65	19.36	to	18.76
12/31/2018	279,901	8.87	to	8.81	2,475,543	1.64	1.15	to	1.65	(16.67)	to	(17.08)
12/31/2017(1)	456,111	10.65	to	10.63	4,853,676	-	1.15	to	1.65	-	to	-

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA WMC US Growth Service Class
12/31/2020	1,286,454	$34.46	to	$32.33	$42,928,025	-%	1.15%	to	1.65%	35.37%	to	34.70%
12/31/2019	1,690,125	25.46	to	24.00	41,770,925	-	1.15	to	1.65	38.08	to	37.39
12/31/2018	2,225,112	18.44	to	17.47	39,957,696	0.27	1.15	to	1.65	(1.18)	to	(1.68)
12/31/2017	2,804,859	18.66	to	17.77	51,088,578	0.18	1.15	to	1.65	27.31	to	26.68
12/31/2016	2,629,010	14.65	to	14.02	37,699,150	0.17	1.25	to	1.75	1.27	to	0.77
Wanger International
12/31/2020	1,436,353	19.02	to	17.75	26,398,450	2.21	1.25	to	1.75	12.94	to	12.38
12/31/2019	1,597,640	16.84	to	15.80	26,068,778	0.81	1.25	to	1.75	28.38	to	27.74
12/31/2018	1,920,757	13.12	to	12.37	24,487,684	1.97	1.25	to	1.75	(18.73)	to	(19.14)
12/31/2017	1,963,789	16.14	to	15.29	30,878,068	1.18	1.25	to	1.75	31.27	to	30.61
12/31/2016	2,311,383	12.30	to	11.71	27,752,368	1.14	1.25	to	1.75	(2.63)	to	(3.11)
Wanger USA
12/31/2020	311,316	44.04	to	40.61	13,128,513	-	1.25	to	1.75	22.69	to	22.07
12/31/2019	359,279	35.90	to	33.27	12,392,572	0.26	1.25	to	1.75	29.47	to	28.83
12/31/2018	426,380	27.73	to	25.82	11,402,884	0.09	1.25	to	1.75	(2.69)	to	(3.18)
12/31/2017	486,262	28.49	to	26.67	13,398,953	-	1.25	to	1.75	18.10	to	17.51
12/31/2016	618,019	24.13	to	22.70	14,459,263	-	1.25	to	1.75	12.28	to	11.72

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $75, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.75% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a fund fee or credit:

Subaccount	Fund Fee/Credit
American Funds - Asset Allocation Class 2 Shares	0.15%
American Funds - Bond Class 2 Shares	0.15%
American Funds - Growth Class 2 Shares	0.15%
American Funds - Growth-Income Class 2 Shares	0.15%
American Funds - International Class 2 Shares	0.15%
Eaton Vance VT Floating-Rate Income	-0.10%
Franklin Templeton Foreign Class 2 Shares	-0.10%
Franklin Templeton Growth Class 2 Shares	-0.10%
Invesco Oppenheimer V.I. Main Street Series II Shares	-0.10%
Janus Henderson - Enterprise Service Shares	-0.10%
Janus Henderson - Forty Service Shares	-0.10%
Pioneer High Yield VCT Class II Shares	-0.05%
TA JPMorgan Enhanced Index Initial Class	-0.10%
TA Morgan Stanley Capital Growth Initial Class	-0.10%
TA T. Rowe Price Small Cap Initial Class	-0.10%
TA TS&W International Equity Service Class	-0.10%
TA WMC US Growth Service Class	-0.10%

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.